UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Equity-Income Fund

October 31, 2012

1.809096.109

EQU-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.8%
Auto Components - 0.1%
Gentex Corp.	329,306	$ 5,671
Diversified Consumer Services - 0.2%
Strayer Education, Inc.	243,350	13,983
Hotels, Restaurants & Leisure - 1.1%
CEC Entertainment, Inc.	169,281	5,248
Cedar Fair LP (depository unit)	224,219	8,038
McDonald's Corp.	690,336	59,921
Texas Roadhouse, Inc. Class A	680,352	11,076
Yum! Brands, Inc.	178,417	12,509
		96,792
Household Durables - 0.4%
KB Home	793,305	12,677
Lennar Corp. Class A	308,511	11,560
PulteGroup, Inc. (a)	640,344	11,104
		35,341
Leisure Equipment & Products - 0.1%
Hasbro, Inc. (e)	359,660	12,944
Media - 4.4%
Comcast Corp. Class A	6,525,279	244,763
Informa PLC	352,158	2,274
Ipsos SA	45,600	1,602
Pico Far East Holdings Ltd.	3,788,000	929
PT Media Nusantara Citra Tbk	5,467,500	1,608
Time Warner, Inc.	2,837,253	123,279
		374,455
Multiline Retail - 1.5%
Target Corp.	2,025,349	129,116
Specialty Retail - 0.9%
Autobacs Seven Co. Ltd.	24,100	989
Dunelm Group PLC	135,200	1,462
Foschini Ltd.	55,200	801
Limited Brands, Inc.	40,300	1,930
Lowe's Companies, Inc.	1,576,922	51,061
Staples, Inc.	1,361,099	15,673
USS Co. Ltd.	12,160	1,278
WH Smith PLC	336,292	3,370
		76,564
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Hugo Boss AG	12,400	$ 1,241
VF Corp.	23,500	3,677
		4,918
TOTAL CONSUMER DISCRETIONARY		749,784
CONSUMER STAPLES - 10.2%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	275,022	23,000
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	29,490	1,203
Dr Pepper Snapple Group, Inc.	111,981	4,798
Molson Coors Brewing Co. Class B	314,095	13,550
PepsiCo, Inc.	1,206,487	83,537
The Coca-Cola Co.	1,383,946	51,455
		177,543
Food & Staples Retailing - 2.4%
Clicks Group Ltd.	384,360	2,650
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	48,504	1,445
Safeway, Inc.	2,368,219	38,626
Sysco Corp.	901,400	28,006
Wal-Mart Stores, Inc.	903,055	67,747
Walgreen Co.	2,002,962	70,564
		209,038
Food Products - 0.8%
Hilton Food Group PLC	500,312	2,242
Kellogg Co.	1,261,791	66,017
Nestle Foods Nigeria PLC	194,336	835
		69,094
Household Products - 3.2%
Colgate-Palmolive Co.	31,523	3,309
Kimberly-Clark Corp.	352,004	29,375
Procter & Gamble Co.	3,394,406	235,029
Reckitt Benckiser Group PLC	96,011	5,810
		273,523
Tobacco - 1.7%
Altria Group, Inc.	1,804,139	57,372
British American Tobacco PLC:
(United Kingdom)	124,400	6,170
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
British American Tobacco PLC: - continued
sponsored ADR	200,772	$ 19,949
Japan Tobacco, Inc.	134,700	3,722
KT&G Corp.	34,923	2,662
Lorillard, Inc.	206,407	23,945
Philip Morris International, Inc.	274,678	24,325
Swedish Match Co. AB	143,400	4,886
		143,031
TOTAL CONSUMER STAPLES		872,229
ENERGY - 13.2%
Energy Equipment & Services - 1.5%
Ensco PLC Class A	250,571	14,488
Exterran Partners LP	570,106	12,816
Halliburton Co.	1,165,470	37,633
National Oilwell Varco, Inc.	231,039	17,028
Noble Corp.	841,702	31,766
Trinidad Drilling Ltd.	1,768,800	11,724
		125,455
Oil, Gas & Consumable Fuels - 11.7%
Apache Corp.	617,403	51,090
BP PLC	565,249	4,037
BP PLC sponsored ADR	1,536,865	65,916
Buckeye Partners LP	266,530	12,905
Canadian Natural Resources Ltd.	1,157,600	34,887
Chevron Corp.	2,450,624	270,083
ENI SpA	189,600	4,363
EV Energy Partners LP	394,964	25,767
Exxon Mobil Corp.	1,800,084	164,114
Holly Energy Partners LP	178,772	11,817
HollyFrontier Corp.	600,241	23,187
Inergy Midstream LP	302,500	6,976
Legacy Reserves LP	564,400	15,346
Markwest Energy Partners LP	235,100	12,749
Penn West Petroleum Ltd. (e)	2,099,345	27,263
Pioneer Southwest Energy Partners LP	208,900	5,304
Royal Dutch Shell PLC:
Class A (United Kingdom)	163,922	5,625
Class A sponsored ADR	2,517,600	172,405
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	932,800	$ 31,307
The Williams Companies, Inc.	1,542,225	53,962
Western Gas Partners LP	27,000	1,376
		1,000,479
TOTAL ENERGY		1,125,934
FINANCIALS - 19.1%
Capital Markets - 3.3%
Apollo Investment Corp.	1,185,353	9,424
Ashmore Group PLC	3,436,632	20,170
BlackRock, Inc. Class A	142,500	27,029
Charles Schwab Corp.	2,785,066	37,821
FXCM, Inc. Class A	210,738	1,897
Goldman Sachs Group, Inc.	213,332	26,110
ICAP PLC	344,700	1,808
KKR & Co. LP	2,982,800	44,891
Manning & Napier, Inc. (f)	679,190	8,836
Morgan Stanley	2,838,471	49,333
The Blackstone Group LP	3,066,935	47,108
UBS AG	177,527	2,664
		277,091
Commercial Banks - 5.7%
Aozora Bank Ltd.	355,000	1,001
Barclays PLC	731,231	2,704
BB&T Corp.	226,113	6,546
Comerica, Inc.	483,800	14,422
Cullen/Frost Bankers, Inc.	199,229	11,017
DGB Financial Group Co. Ltd.	94,370	1,194
First Niagara Financial Group, Inc.	921,207	7,628
Guaranty Trust Bank PLC	7,800,000	983
HSBC Holdings PLC (United Kingdom)	108	1
Itau Unibanco Holdings SA sponsored ADR	141,100	2,057
M&T Bank Corp.	426,422	44,391
PNC Financial Services Group, Inc.	34,700	2,019
Seven Bank Ltd.	771,300	2,203
Standard Chartered PLC (United Kingdom)	970,393	22,918
SunTrust Banks, Inc.	1,110,219	30,198
Svenska Handelsbanken AB (A Shares)	128,000	4,384
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	2,242,802	$ 74,483
Wells Fargo & Co.	7,562,850	254,792
		482,941
Diversified Financial Services - 5.2%
Citigroup, Inc.	1,244,835	46,544
CME Group, Inc.	19,983	1,118
Inversiones La Construccion SA	96,184	1,699
JPMorgan Chase & Co.	8,097,404	337,501
KKR Financial Holdings LLC	4,506,045	46,007
London Stock Exchange Group PLC	166,000	2,613
NYSE Euronext	261,800	6,482
		441,964
Insurance - 3.9%
ACE Ltd.	794,259	62,468
AFLAC, Inc.	654,200	32,566
Assured Guaranty Ltd.	588,380	8,173
Berkshire Hathaway, Inc. Class B (a)	221,944	19,165
Euler Hermes SA	17,223	1,187
Fairfax Financial Holdings Ltd. (sub. vtg.)	3,300	1,224
FBD Holdings PLC	86,680	1,084
Fidelity National Financial, Inc. Class A	379,087	8,116
Hanover Insurance Group, Inc.	402,598	14,538
MetLife, Inc.	3,663,370	130,013
MetLife, Inc. unit (a)	468,700	21,780
Validus Holdings Ltd.	900,352	32,233
		332,547
Real Estate Investment Trusts - 0.9%
American Tower Corp.	30,300	2,281
Annaly Capital Management, Inc.	1,290,500	20,829
Japan Retail Fund Investment Corp.	1,091	1,988
Lexington Corporate Properties Trust	458,400	4,350
Rayonier, Inc.	248,509	12,179
Retail Properties America, Inc.	1,101,617	13,484
Two Harbors Investment Corp.	699,778	8,348
Ventas, Inc.	177,764	11,247
		74,706
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (j)	393,400	7,868
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Daito Trust Construction Co. Ltd.	23,000	$ 2,322
Relo Holdings Corp.	77,200	2,567
		12,757
TOTAL FINANCIALS		1,622,006
HEALTH CARE - 12.9%
Biotechnology - 0.4%
Amgen, Inc.	214,325	18,549
Grifols SA ADR	72,519	1,825
PDL BioPharma, Inc. (e)	2,259,926	16,836
		37,210
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	147,000	9,207
Covidien PLC	460,400	25,299
St. Jude Medical, Inc.	389,238	14,892
		49,398
Health Care Providers & Services - 2.0%
Aetna, Inc.	744,500	32,535
Brookdale Senior Living, Inc. (a)	825,600	19,369
Cardinal Health, Inc.	432,400	17,785
McKesson Corp.	90,340	8,430
Psychemedics Corp.	113,100	1,294
UnitedHealth Group, Inc.	150,700	8,439
WellPoint, Inc.	1,301,772	79,773
		167,625
Pharmaceuticals - 9.9%
Abbott Laboratories	926,244	60,688
AstraZeneca PLC sponsored ADR	1,011,200	46,920
Eli Lilly & Co.	1,248,041	60,692
GlaxoSmithKline PLC	258,500	5,792
Johnson & Johnson	2,593,479	183,670
Merck & Co., Inc.	3,802,246	173,496
Pfizer, Inc.	8,085,901	201,096
Roche Holding AG (participation certificate)	33,942	6,527
Sanofi SA	643,726	56,537
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	927,880	$ 37,505
Warner Chilcott PLC	1,159,500	13,427
		846,350
TOTAL HEALTH CARE		1,100,583
INDUSTRIALS - 9.1%
Aerospace & Defense - 1.7%
Raytheon Co.	914,346	51,715
Rockwell Collins, Inc.	488,810	26,190
United Technologies Corp.	902,815	70,564
		148,469
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	718,900	43,371
United Parcel Service, Inc. Class B	1,287,065	94,278
		137,649
Airlines - 0.0%
Copa Holdings SA Class A	38,300	3,555
Commercial Services & Supplies - 1.2%
Corrections Corp. of America	27,250	917
Intrum Justitia AB	1,240,853	17,959
Multiplus SA	98,200	2,282
Republic Services, Inc.	2,843,374	80,610
		101,768
Electrical Equipment - 0.3%
Emerson Electric Co.	224,128	10,855
Hubbell, Inc. Class B	41,444	3,470
Rockwell Automation, Inc.	107,985	7,673
		21,998
Industrial Conglomerates - 2.1%
General Electric Co.	8,527,410	179,587
Koninklijke Philips Electronics NV	111,457	2,792
		182,379
Machinery - 1.4%
Briggs & Stratton Corp.	1,323,185	26,133
Cummins, Inc.	138,690	12,979
Douglas Dynamics, Inc.	836,873	12,712
Eaton Corp.	192,500	9,090
Illinois Tool Works, Inc.	337,613	20,706
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Muehlbauer Holding AG & Co.	43,045	$ 1,095
Stanley Black & Decker, Inc.	558,397	38,697
		121,412
Marine - 0.0%
Irish Continental Group PLC unit	62,900	1,533
Professional Services - 0.3%
Michael Page International PLC	4,024,683	23,407
Road & Rail - 0.3%
Union Pacific Corp.	170,800	21,014
Trading Companies & Distributors - 0.2%
Watsco, Inc.	208,776	14,270
Wolseley PLC	33,600	1,469
		15,739
TOTAL INDUSTRIALS		778,923
INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 1.2%
Cisco Systems, Inc.	5,904,126	101,197
Computers & Peripherals - 0.4%
Apple, Inc.	14,900	8,867
Hewlett-Packard Co.	1,058,015	14,654
Lexmark International, Inc. Class A (e)	248,038	5,273
		28,794
Internet Software & Services - 0.1%
VeriSign, Inc. (a)	217,281	8,055
IT Services - 4.0%
Accenture PLC Class A	835,633	56,330
Cognizant Technology Solutions Corp. Class A (a)	710,918	47,383
Fidelity National Information Services, Inc.	143,032	4,701
IBM Corp.	235,629	45,837
Paychex, Inc.	5,201,246	168,676
Visa, Inc. Class A	148,944	20,667
		343,594
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc.	99,500	3,891
Applied Materials, Inc.	2,112,400	22,391
KLA-Tencor Corp.	561,703	26,130
Siliconware Precision Industries Co. Ltd. sponsored ADR	3,658,448	17,561
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Taiwan Semiconductor Manufacturing Co. Ltd.	935,000	$ 2,849
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,462,215	39,149
		111,971
Software - 0.9%
CA Technologies, Inc.	589,200	13,269
Microsoft Corp.	2,151,503	61,393
		74,662
TOTAL INFORMATION TECHNOLOGY		668,273
MATERIALS - 1.1%
Chemicals - 0.6%
Arkema SA	20,000	1,823
Clariant AG (Reg.)	196,072	2,099
Eastman Chemical Co.	426,900	25,290
Israel Chemicals Ltd.	172,200	2,155
LyondellBasell Industries NV Class A	62,100	3,316
PPG Industries, Inc.	155,008	18,148
		52,831
Construction Materials - 0.0%
CRH PLC	1,040	19
Containers & Packaging - 0.1%
Sealed Air Corp.	488,100	7,917
Metals & Mining - 0.4%
ArcelorMittal SA Class A unit (e)	619,400	9,149
Commercial Metals Co.	979,617	13,480
Nucor Corp.	276,200	11,084
		33,713
TOTAL MATERIALS		94,480
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	3,588,975	124,143
CenturyLink, Inc.	482,171	18,506
HKT Trust / HKT Ltd. unit	3,960,000	3,674
LG Telecom Ltd.	240,610	1,538
Nippon Telegraph & Telephone Corp.	41,000	1,875
Telenor ASA	134,400	2,643
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telstra Corp. Ltd.	422,275	$ 1,815
Verizon Communications, Inc.	3,411,592	152,293
		306,487
Wireless Telecommunication Services - 0.9%
Far EasTone Telecommunications Co. Ltd.	757,000	1,747
Vodafone Group PLC	26,947,199	73,179
		74,926
TOTAL TELECOMMUNICATION SERVICES		381,413
UTILITIES - 4.7%
Electric Utilities - 3.2%
Duke Energy Corp.	276,857	18,187
Edison International	193,700	9,092
FirstEnergy Corp.	980,330	44,821
NextEra Energy, Inc.	764,628	53,570
Northeast Utilities	515,235	20,249
PPL Corp.	2,864,190	84,723
Southern Co.	793,025	37,145
SP AusNet unit	1,345,375	1,480
Spark Infrastructure Group unit	870,781	1,528
		270,795
Gas Utilities - 0.0%
YESCO Co. Ltd.	39,470	1,088
Multi-Utilities - 1.5%
CMS Energy Corp.	174,400	4,241
GDF Suez	476,400	10,933
National Grid PLC	2,635,341	30,055
PG&E Corp.	712,210	30,283
Sempra Energy	709,253	49,470
		124,982
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	23,300	1,957
TOTAL UTILITIES		398,822
TOTAL COMMON STOCKS (Cost $6,929,068)		7,792,447
Preferred Stocks - 2.4%
	Shares	Value (000s)
Convertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
General Motors Co. 4.75%	398,716	$ 16,196
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	7,300	7,300
TOTAL CONSUMER DISCRETIONARY		23,496
FINANCIALS - 0.3%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	14,900	18,178
Real Estate Investment Trusts - 0.1%
Health Care REIT, Inc. Series I, 6.50%	149,000	8,344
TOTAL FINANCIALS		26,522
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	41,700	8,277
Health Care Providers & Services - 0.1%
HealthSouth Corp. Series A 6.50%	12,300	12,709
TOTAL HEALTH CARE		20,986
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50%	341,300	18,560
Professional Services - 0.1%
Nielsen Holdings B.V. 6.25%	149,500	8,134
TOTAL INDUSTRIALS		26,694
UTILITIES - 0.4%
Electric Utilities - 0.4%
NextEra Energy, Inc.:
5.889%	203,449	10,388
Series E, 5.599%	221,000	11,271
PPL Corp. 8.75%	149,900	8,116
		29,775
TOTAL CONVERTIBLE PREFERRED STOCKS		127,473
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Volkswagen AG	228,809	$ 47,333
FINANCIALS - 0.3%
Consumer Finance - 0.3%
Ally Financial, Inc. 7.00% (g)	28,901	27,745
Diversified Financial Services - 0.0%
GMAC Capital Trust I Series 2, 8.125%	34,239	895
TOTAL FINANCIALS		28,640
TOTAL NONCONVERTIBLE PREFERRED STOCKS		75,973
TOTAL PREFERRED STOCKS (Cost $188,997)		203,446
Corporate Bonds - 3.3%
	Principal Amount (000s)
Convertible Bonds - 2.9%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MGM Mirage, Inc. 4.25% 4/15/15	$ 4,330	4,438
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Amyris, Inc. 3% 2/27/17 (j)	2,101	1,445
Chesapeake Energy Corp. 2.5% 5/15/37	8,600	7,974
Massey Energy Co. 3.25% 8/1/15	12,090	11,433
Peabody Energy Corp. 4.75% 12/15/66	8,736	7,917
Western Refining, Inc. 5.75% 6/15/14	2,470	5,905
		34,674
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (d)(g)	17,382	5,747
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.2%
Medtronic, Inc. 1.625% 4/15/13	$ 4,740	$ 4,764
Teleflex, Inc. 3.875% 8/1/17	5,990	7,374
		12,138
Health Care Providers & Services - 0.3%
WellPoint, Inc. 2.75% 10/15/42 (g)	25,590	26,637
TOTAL HEALTH CARE		38,775
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.3%
Covanta Holding Corp. 3.25% 6/1/14	17,420	21,165
Construction & Engineering - 0.1%
MasTec, Inc.:
4% 6/15/14	5,610	8,520
4.25% 12/15/14	2,180	3,412
		11,932
TOTAL INDUSTRIALS		33,097
INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.1%
InterDigital, Inc. 2.5% 3/15/16	11,190	11,694
Computers & Peripherals - 0.2%
SanDisk Corp. 1.5% 8/15/17	12,890	14,348
Internet Software & Services - 0.1%
VeriSign, Inc. 3.25% 8/15/37	6,990	8,654
IT Services - 0.1%
CACI International, Inc. 2.125% 5/1/14	6,920	7,647
Semiconductors & Semiconductor Equipment - 0.4%
GT Advanced Technologies, Inc. 3% 10/1/17	15,080	13,638
Intel Corp. 3.25% 8/1/39	5,000	6,063
Micron Technology, Inc. 3.125% 5/1/32 (g)	10,860	9,652
		29,353
Software - 0.3%
Nuance Communications, Inc. 2.75% 11/1/31	26,800	29,195
TOTAL INFORMATION TECHNOLOGY		100,891
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
MATERIALS - 0.2%
Metals & Mining - 0.2%
Goldcorp, Inc. 2% 8/1/14	$ 7,510	$ 8,974
Newmont Mining Corp. 1.25% 7/15/14	8,390	11,012
		19,986
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)	11,400	11,079
TOTAL CONVERTIBLE BONDS		248,687
Nonconvertible Bonds - 0.4%
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Rite Aid Corp.:
9.25% 3/15/20	2,635	2,688
9.5% 6/15/17	11,100	11,350
		14,038
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Goldman Sachs Capital II 4% (h)(i)	11,520	9,105
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
AbitibiBowater, Inc. 10.25% 10/15/18	6,489	7,397
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (g)	1,895	2,018
TOTAL NONCONVERTIBLE BONDS		32,558
TOTAL CORPORATE BONDS (Cost $284,950)		281,245
Floating Rate Loans - 0.1%
	Principal Amount (000s)	Value (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (i)	$ 7,800	$ 7,810
FINANCIALS - 0.0%
Insurance - 0.0%
Asurion Corp. Tranche 2nd LN, term loan 9% 5/24/19 (i)	3,906	4,048
TOTAL FLOATING RATE LOANS (Cost $11,693)		11,858
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	208,423,441	208,423
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	17,692,110	17,692
TOTAL MONEY MARKET FUNDS (Cost $226,115)		226,115
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,640,823)		8,515,111
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,355)
NET ASSETS - 100%		$ 8,512,756
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $82,878,000 or 1.0% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,313,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 3% 2/27/17	2/27/12	$ 2,101
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 7,868
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 260
Fidelity Securities Lending Cash Central Fund	1,554
Total	$ 1,814
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Manning & Napier, Inc.	$ 6,642	$ 2,456	$ -	$ 326	$ 8,836
Total	$ 6,642	$ 2,456	$ -	$ 326	$ 8,836
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 820,613	$ 813,313	$ 7,300	$ -
Consumer Staples	872,229	843,059	29,170	-
Energy	1,125,934	1,111,909	14,025	-
Financials	1,677,168	1,627,842	41,458	7,868
Health Care	1,121,569	1,046,531	75,038	-
Industrials	805,617	794,691	10,926	-
Information Technology	668,273	665,424	2,849	-
Materials	94,480	94,461	19	-
Telecommunication Services	381,413	306,359	75,054	-
Utilities	428,597	380,038	48,559	-
Corporate Bonds	281,245	-	281,245	-
Floating Rate Loans	11,858	-	11,858	-
Money Market Funds	226,115	226,115	-	-
Total Investments in Securities:	$ 8,515,111	$ 7,909,742	$ 597,501	$ 7,868
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $7,662,579,000. Net unrealized appreciation aggregated $852,532,000, of which $1,144,349,000 related to appreciated investment securities and $291,817,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Growth Fund

October 31, 2012

1.809091.109

LCG-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 17.4%
Automobiles - 0.4%
Harley-Davidson, Inc.	13,200	$ 617,232
Tesla Motors, Inc. (a)	2,500	70,325
		687,557
Hotels, Restaurants & Leisure - 2.3%
Brinker International, Inc.	12,375	381,150
Las Vegas Sands Corp.	14,557	676,027
McDonald's Corp.	13,078	1,135,170
Starbucks Corp.	22,065	1,012,784
Texas Roadhouse, Inc. Class A	44,326	721,627
		3,926,758
Household Durables - 1.4%
Toll Brothers, Inc. (a)	24,609	812,343
Whirlpool Corp.	15,200	1,484,736
		2,297,079
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	8,350	1,944,047
Priceline.com, Inc. (a)	1,712	982,294
		2,926,341
Media - 2.5%
Comcast Corp. Class A	86,351	3,239,026
Discovery Communications, Inc. (a)	14,982	884,238
		4,123,264
Specialty Retail - 6.0%
American Eagle Outfitters, Inc.	14,040	293,015
Ascena Retail Group, Inc. (a)	33,517	663,637
AutoZone, Inc. (a)	2,176	816,000
Dick's Sporting Goods, Inc.	15,300	765,000
DSW, Inc. Class A	15,516	971,146
Francescas Holdings Corp. (a)	8,500	251,005
GNC Holdings, Inc.	24,032	929,317
Home Depot, Inc.	57,458	3,526,772
Limited Brands, Inc.	16,399	785,348
Lowe's Companies, Inc.	28,694	929,112
TJX Companies, Inc.	6,065	252,486
		10,182,838
Textiles, Apparel & Luxury Goods - 3.1%
lululemon athletica, Inc. (a)	13,461	928,944
Michael Kors Holdings Ltd.	22,030	1,204,821
NIKE, Inc. Class B	13,300	1,215,354
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	10,400	$ 1,143,896
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	14,600	762,996
		5,256,011
TOTAL CONSUMER DISCRETIONARY		29,399,848
CONSUMER STAPLES - 11.2%
Beverages - 3.9%
Anheuser-Busch InBev SA NV	5,100	426,519
Constellation Brands, Inc. Class A (sub. vtg.) (a)	36,927	1,305,000
Dr Pepper Snapple Group, Inc.	22,790	976,552
Monster Beverage Corp. (a)	7,107	317,470
PepsiCo, Inc.	12,673	877,479
The Coca-Cola Co.	72,876	2,709,530
		6,612,550
Food & Staples Retailing - 2.8%
CVS Caremark Corp.	34,550	1,603,120
Wal-Mart Stores, Inc.	41,556	3,117,531
		4,720,651
Food Products - 0.6%
Kraft Foods Group, Inc. (a)	6,500	295,620
Mondelez International, Inc. (a)	30,400	806,816
		1,102,436
Household Products - 1.9%
Colgate-Palmolive Co.	5,664	594,493
Kimberly-Clark Corp.	14,842	1,238,565
Procter & Gamble Co.	19,400	1,343,256
		3,176,314
Tobacco - 2.0%
Altria Group, Inc.	69,664	2,215,315
Lorillard, Inc.	10,133	1,175,529
		3,390,844
TOTAL CONSUMER STAPLES		19,002,795
ENERGY - 4.3%
Energy Equipment & Services - 1.8%
Cameron International Corp. (a)	14,570	737,825
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc.	15,014	$ 1,106,532
Schlumberger Ltd.	18,375	1,277,614
		3,121,971
Oil, Gas & Consumable Fuels - 2.5%
Marathon Petroleum Corp.	14,260	783,302
Noble Energy, Inc.	6,448	612,624
Phillips 66	5,356	252,589
Pioneer Natural Resources Co.	7,400	781,810
The Williams Companies, Inc.	51,804	1,812,622
		4,242,947
TOTAL ENERGY		7,364,918
FINANCIALS - 5.2%
Commercial Banks - 1.7%
M&T Bank Corp.	6,832	711,211
SunTrust Banks, Inc.	18,842	512,502
U.S. Bancorp	22,745	755,361
Wells Fargo & Co.	27,651	931,562
		2,910,636
Consumer Finance - 1.0%
Capital One Financial Corp.	10,700	643,819
SLM Corp.	57,909	1,018,040
		1,661,859
Diversified Financial Services - 0.8%
Citigroup, Inc.	35,336	1,321,213
Real Estate Investment Trusts - 1.1%
American Tower Corp.	12,132	913,418
CBL & Associates Properties, Inc.	28,200	630,834
Home Properties, Inc.	6,500	395,135
		1,939,387
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	31,696	571,162
Realogy Holdings Corp.	11,900	422,926
		994,088
TOTAL FINANCIALS		8,827,183
Common Stocks - continued
	Shares	Value
HEALTH CARE - 12.7%
Biotechnology - 5.1%
Achillion Pharmaceuticals, Inc. (a)	32,500	$ 306,800
ADVENTRX Pharmaceuticals, Inc. (a)	57,874	36,455
ADVENTRX Pharmaceuticals, Inc. warrants 11/16/16 (a)	39,587	1,976
Alkermes PLC (a)	6,900	127,857
Amgen, Inc.	37,900	3,280,056
ARIAD Pharmaceuticals, Inc. (a)	10,580	227,999
Biogen Idec, Inc. (a)	6,300	870,786
BioMarin Pharmaceutical, Inc. (a)	17,100	633,384
Dynavax Technologies Corp. (a)	57,500	238,050
Gilead Sciences, Inc. (a)	28,637	1,923,261
Theravance, Inc. (a)	19,899	447,926
Vertex Pharmaceuticals, Inc. (a)	10,900	525,816
		8,620,366
Health Care Equipment & Supplies - 1.1%
C.R. Bard, Inc.	5,055	486,240
The Cooper Companies, Inc.	15,100	1,449,298
		1,935,538
Health Care Providers & Services - 3.7%
Brookdale Senior Living, Inc. (a)	80,583	1,890,477
Catamaran Corp. (a)	12,530	588,393
Express Scripts Holding Co. (a)	27,876	1,715,489
Laboratory Corp. of America Holdings (a)	14,921	1,264,256
Qualicorp SA (a)	69,000	707,988
		6,166,603
Pharmaceuticals - 2.8%
Elan Corp. PLC sponsored ADR (a)	60,002	648,022
Eli Lilly & Co.	15,637	760,427
GlaxoSmithKline PLC sponsored ADR	8,900	399,610
Johnson & Johnson	5,050	357,641
Merck & Co., Inc.	17,752	810,024
Valeant Pharmaceuticals International, Inc. (Canada) (a)	9,100	508,416
ViroPharma, Inc. (a)	4,200	106,050
Watson Pharmaceuticals, Inc. (a)	13,366	1,148,808
		4,738,998
TOTAL HEALTH CARE		21,461,505
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 10.4%
Aerospace & Defense - 2.3%
Raytheon Co.	5,600	$ 316,736
Textron, Inc.	43,950	1,107,980
United Technologies Corp.	31,799	2,485,410
		3,910,126
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. Class B	25,600	1,875,200
Construction & Engineering - 1.3%
Fluor Corp.	10,721	598,768
Foster Wheeler AG (a)	25,104	559,066
Quanta Services, Inc. (a)	42,060	1,090,616
		2,248,450
Electrical Equipment - 0.4%
Regal-Beloit Corp.	10,500	684,390
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	15,058	836,472
Machinery - 2.0%
Caterpillar, Inc.	5,665	480,449
Cummins, Inc.	10,600	991,948
Dover Corp.	9,005	524,271
Ingersoll-Rand PLC	19,150	900,625
Snap-On, Inc.	6,478	500,944
		3,398,237
Marine - 0.1%
Kirby Corp. (a)	2,991	171,923
Professional Services - 0.5%
Nielsen Holdings B.V. (a)	17,034	492,623
Randstad Holding NV	9,900	323,171
		815,794
Road & Rail - 1.3%
Union Pacific Corp.	17,000	2,091,510
Trading Companies & Distributors - 0.9%
Watsco, Inc.	13,293	908,577
WESCO International, Inc. (a)	8,918	578,600
		1,487,177
TOTAL INDUSTRIALS		17,519,279
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 31.5%
Communications Equipment - 2.7%
Motorola Solutions, Inc.	28,389	$ 1,467,144
QUALCOMM, Inc.	51,900	3,040,043
		4,507,187
Computers & Peripherals - 8.6%
Apple, Inc.	24,340	14,484,730
Fusion-io, Inc. (a)	4,100	96,760
		14,581,490
Internet Software & Services - 4.8%
eBay, Inc. (a)	40,000	1,931,600
Facebook, Inc.:
Class A	28,801	608,133
Class B (a)(e)	6,574	124,929
Google, Inc. Class A (a)	8,098	5,504,777
		8,169,439
IT Services - 5.9%
Accenture PLC Class A	29,710	2,002,751
Cognizant Technology Solutions Corp. Class A (a)	3,512	234,075
IBM Corp.	11,354	2,208,694
MasterCard, Inc. Class A	4,033	1,858,931
Total System Services, Inc.	26,092	586,809
Visa, Inc. Class A	22,000	3,052,720
		9,943,980
Semiconductors & Semiconductor Equipment - 2.2%
ASML Holding NV (Netherlands)	13,800	758,617
Avago Technologies Ltd.	24,700	815,841
Broadcom Corp. Class A	37,010	1,167,110
Mellanox Technologies Ltd. (a)	2,700	207,819
NXP Semiconductors NV (a)	29,669	719,770
		3,669,157
Software - 7.3%
Allot Communications Ltd. (a)	11,700	273,312
Aspen Technology, Inc. (a)	16,967	420,442
Citrix Systems, Inc. (a)	9,700	599,557
Guidewire Software, Inc.	9,704	297,331
Microsoft Corp.	135,562	3,868,262
Nuance Communications, Inc. (a)	39,101	870,388
Oracle Corp.	117,717	3,655,113
salesforce.com, Inc. (a)	11,950	1,744,461
Splunk, Inc.	2,900	81,345
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
VMware, Inc. Class A (a)	5,787	$ 490,564
Workday, Inc.	2,000	97,000
		12,397,775
TOTAL INFORMATION TECHNOLOGY		53,269,028
MATERIALS - 3.9%
Chemicals - 2.7%
Ashland, Inc.	12,128	862,907
Eastman Chemical Co.	19,594	1,160,749
LyondellBasell Industries NV Class A	17,651	942,387
Monsanto Co.	18,700	1,609,509
		4,575,552
Construction Materials - 0.6%
Lafarge SA (Bearer)	17,800	1,042,369
Metals & Mining - 0.6%
Commercial Metals Co.	66,847	919,815
TOTAL MATERIALS		6,537,736
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
SBA Communications Corp. Class A (a)	17,271	1,150,767
Vodafone Group PLC sponsored ADR	27,000	734,940
		1,885,707
TOTAL COMMON STOCKS (Cost $148,329,468)		165,267,999
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	4,547,002	$ 4,547,002
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	772,125	772,125
TOTAL MONEY MARKET FUNDS (Cost $5,319,127)		5,319,127
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $153,648,595)		170,587,126
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(1,443,270)
NET ASSETS - 100%		$ 169,143,856
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $124,929 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 164,398
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,878
Fidelity Securities Lending Cash Central Fund	22,593
Total	$ 28,471
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 29,399,848	$ 29,399,848	$ -	$ -
Consumer Staples	19,002,795	18,576,276	426,519	-
Energy	7,364,918	7,364,918	-	-
Financials	8,827,183	8,827,183	-	-
Health Care	21,461,505	21,459,529	1,976	-
Industrials	17,519,279	17,519,279	-	-
Information Technology	53,269,028	52,385,482	883,546	-
Materials	6,537,736	6,537,736	-	-
Telecommunication Services	1,885,707	1,885,707	-	-
Money Market Funds	5,319,127	5,319,127	-	-
Total Investments in Securities:	$ 170,587,126	$ 169,275,085	$ 1,312,041	$ -
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $154,048,252. Net unrealized appreciation aggregated $16,538,874, of which $19,847,678 related to appreciated investment securities and $3,308,804 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Large Cap
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ® Large Cap
Growth Fund

1.859107.106

ALCG-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 17.4%
Automobiles - 0.4%
Harley-Davidson, Inc.	13,200	$ 617,232
Tesla Motors, Inc. (a)	2,500	70,325
		687,557
Hotels, Restaurants & Leisure - 2.3%
Brinker International, Inc.	12,375	381,150
Las Vegas Sands Corp.	14,557	676,027
McDonald's Corp.	13,078	1,135,170
Starbucks Corp.	22,065	1,012,784
Texas Roadhouse, Inc. Class A	44,326	721,627
		3,926,758
Household Durables - 1.4%
Toll Brothers, Inc. (a)	24,609	812,343
Whirlpool Corp.	15,200	1,484,736
		2,297,079
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	8,350	1,944,047
Priceline.com, Inc. (a)	1,712	982,294
		2,926,341
Media - 2.5%
Comcast Corp. Class A	86,351	3,239,026
Discovery Communications, Inc. (a)	14,982	884,238
		4,123,264
Specialty Retail - 6.0%
American Eagle Outfitters, Inc.	14,040	293,015
Ascena Retail Group, Inc. (a)	33,517	663,637
AutoZone, Inc. (a)	2,176	816,000
Dick's Sporting Goods, Inc.	15,300	765,000
DSW, Inc. Class A	15,516	971,146
Francescas Holdings Corp. (a)	8,500	251,005
GNC Holdings, Inc.	24,032	929,317
Home Depot, Inc.	57,458	3,526,772
Limited Brands, Inc.	16,399	785,348
Lowe's Companies, Inc.	28,694	929,112
TJX Companies, Inc.	6,065	252,486
		10,182,838
Textiles, Apparel & Luxury Goods - 3.1%
lululemon athletica, Inc. (a)	13,461	928,944
Michael Kors Holdings Ltd.	22,030	1,204,821
NIKE, Inc. Class B	13,300	1,215,354
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	10,400	$ 1,143,896
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	14,600	762,996
		5,256,011
TOTAL CONSUMER DISCRETIONARY		29,399,848
CONSUMER STAPLES - 11.2%
Beverages - 3.9%
Anheuser-Busch InBev SA NV	5,100	426,519
Constellation Brands, Inc. Class A (sub. vtg.) (a)	36,927	1,305,000
Dr Pepper Snapple Group, Inc.	22,790	976,552
Monster Beverage Corp. (a)	7,107	317,470
PepsiCo, Inc.	12,673	877,479
The Coca-Cola Co.	72,876	2,709,530
		6,612,550
Food & Staples Retailing - 2.8%
CVS Caremark Corp.	34,550	1,603,120
Wal-Mart Stores, Inc.	41,556	3,117,531
		4,720,651
Food Products - 0.6%
Kraft Foods Group, Inc. (a)	6,500	295,620
Mondelez International, Inc. (a)	30,400	806,816
		1,102,436
Household Products - 1.9%
Colgate-Palmolive Co.	5,664	594,493
Kimberly-Clark Corp.	14,842	1,238,565
Procter & Gamble Co.	19,400	1,343,256
		3,176,314
Tobacco - 2.0%
Altria Group, Inc.	69,664	2,215,315
Lorillard, Inc.	10,133	1,175,529
		3,390,844
TOTAL CONSUMER STAPLES		19,002,795
ENERGY - 4.3%
Energy Equipment & Services - 1.8%
Cameron International Corp. (a)	14,570	737,825
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc.	15,014	$ 1,106,532
Schlumberger Ltd.	18,375	1,277,614
		3,121,971
Oil, Gas & Consumable Fuels - 2.5%
Marathon Petroleum Corp.	14,260	783,302
Noble Energy, Inc.	6,448	612,624
Phillips 66	5,356	252,589
Pioneer Natural Resources Co.	7,400	781,810
The Williams Companies, Inc.	51,804	1,812,622
		4,242,947
TOTAL ENERGY		7,364,918
FINANCIALS - 5.2%
Commercial Banks - 1.7%
M&T Bank Corp.	6,832	711,211
SunTrust Banks, Inc.	18,842	512,502
U.S. Bancorp	22,745	755,361
Wells Fargo & Co.	27,651	931,562
		2,910,636
Consumer Finance - 1.0%
Capital One Financial Corp.	10,700	643,819
SLM Corp.	57,909	1,018,040
		1,661,859
Diversified Financial Services - 0.8%
Citigroup, Inc.	35,336	1,321,213
Real Estate Investment Trusts - 1.1%
American Tower Corp.	12,132	913,418
CBL & Associates Properties, Inc.	28,200	630,834
Home Properties, Inc.	6,500	395,135
		1,939,387
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	31,696	571,162
Realogy Holdings Corp.	11,900	422,926
		994,088
TOTAL FINANCIALS		8,827,183
Common Stocks - continued
	Shares	Value
HEALTH CARE - 12.7%
Biotechnology - 5.1%
Achillion Pharmaceuticals, Inc. (a)	32,500	$ 306,800
ADVENTRX Pharmaceuticals, Inc. (a)	57,874	36,455
ADVENTRX Pharmaceuticals, Inc. warrants 11/16/16 (a)	39,587	1,976
Alkermes PLC (a)	6,900	127,857
Amgen, Inc.	37,900	3,280,056
ARIAD Pharmaceuticals, Inc. (a)	10,580	227,999
Biogen Idec, Inc. (a)	6,300	870,786
BioMarin Pharmaceutical, Inc. (a)	17,100	633,384
Dynavax Technologies Corp. (a)	57,500	238,050
Gilead Sciences, Inc. (a)	28,637	1,923,261
Theravance, Inc. (a)	19,899	447,926
Vertex Pharmaceuticals, Inc. (a)	10,900	525,816
		8,620,366
Health Care Equipment & Supplies - 1.1%
C.R. Bard, Inc.	5,055	486,240
The Cooper Companies, Inc.	15,100	1,449,298
		1,935,538
Health Care Providers & Services - 3.7%
Brookdale Senior Living, Inc. (a)	80,583	1,890,477
Catamaran Corp. (a)	12,530	588,393
Express Scripts Holding Co. (a)	27,876	1,715,489
Laboratory Corp. of America Holdings (a)	14,921	1,264,256
Qualicorp SA (a)	69,000	707,988
		6,166,603
Pharmaceuticals - 2.8%
Elan Corp. PLC sponsored ADR (a)	60,002	648,022
Eli Lilly & Co.	15,637	760,427
GlaxoSmithKline PLC sponsored ADR	8,900	399,610
Johnson & Johnson	5,050	357,641
Merck & Co., Inc.	17,752	810,024
Valeant Pharmaceuticals International, Inc. (Canada) (a)	9,100	508,416
ViroPharma, Inc. (a)	4,200	106,050
Watson Pharmaceuticals, Inc. (a)	13,366	1,148,808
		4,738,998
TOTAL HEALTH CARE		21,461,505
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 10.4%
Aerospace & Defense - 2.3%
Raytheon Co.	5,600	$ 316,736
Textron, Inc.	43,950	1,107,980
United Technologies Corp.	31,799	2,485,410
		3,910,126
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. Class B	25,600	1,875,200
Construction & Engineering - 1.3%
Fluor Corp.	10,721	598,768
Foster Wheeler AG (a)	25,104	559,066
Quanta Services, Inc. (a)	42,060	1,090,616
		2,248,450
Electrical Equipment - 0.4%
Regal-Beloit Corp.	10,500	684,390
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	15,058	836,472
Machinery - 2.0%
Caterpillar, Inc.	5,665	480,449
Cummins, Inc.	10,600	991,948
Dover Corp.	9,005	524,271
Ingersoll-Rand PLC	19,150	900,625
Snap-On, Inc.	6,478	500,944
		3,398,237
Marine - 0.1%
Kirby Corp. (a)	2,991	171,923
Professional Services - 0.5%
Nielsen Holdings B.V. (a)	17,034	492,623
Randstad Holding NV	9,900	323,171
		815,794
Road & Rail - 1.3%
Union Pacific Corp.	17,000	2,091,510
Trading Companies & Distributors - 0.9%
Watsco, Inc.	13,293	908,577
WESCO International, Inc. (a)	8,918	578,600
		1,487,177
TOTAL INDUSTRIALS		17,519,279
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 31.5%
Communications Equipment - 2.7%
Motorola Solutions, Inc.	28,389	$ 1,467,144
QUALCOMM, Inc.	51,900	3,040,043
		4,507,187
Computers & Peripherals - 8.6%
Apple, Inc.	24,340	14,484,730
Fusion-io, Inc. (a)	4,100	96,760
		14,581,490
Internet Software & Services - 4.8%
eBay, Inc. (a)	40,000	1,931,600
Facebook, Inc.:
Class A	28,801	608,133
Class B (a)(e)	6,574	124,929
Google, Inc. Class A (a)	8,098	5,504,777
		8,169,439
IT Services - 5.9%
Accenture PLC Class A	29,710	2,002,751
Cognizant Technology Solutions Corp. Class A (a)	3,512	234,075
IBM Corp.	11,354	2,208,694
MasterCard, Inc. Class A	4,033	1,858,931
Total System Services, Inc.	26,092	586,809
Visa, Inc. Class A	22,000	3,052,720
		9,943,980
Semiconductors & Semiconductor Equipment - 2.2%
ASML Holding NV (Netherlands)	13,800	758,617
Avago Technologies Ltd.	24,700	815,841
Broadcom Corp. Class A	37,010	1,167,110
Mellanox Technologies Ltd. (a)	2,700	207,819
NXP Semiconductors NV (a)	29,669	719,770
		3,669,157
Software - 7.3%
Allot Communications Ltd. (a)	11,700	273,312
Aspen Technology, Inc. (a)	16,967	420,442
Citrix Systems, Inc. (a)	9,700	599,557
Guidewire Software, Inc.	9,704	297,331
Microsoft Corp.	135,562	3,868,262
Nuance Communications, Inc. (a)	39,101	870,388
Oracle Corp.	117,717	3,655,113
salesforce.com, Inc. (a)	11,950	1,744,461
Splunk, Inc.	2,900	81,345
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
VMware, Inc. Class A (a)	5,787	$ 490,564
Workday, Inc.	2,000	97,000
		12,397,775
TOTAL INFORMATION TECHNOLOGY		53,269,028
MATERIALS - 3.9%
Chemicals - 2.7%
Ashland, Inc.	12,128	862,907
Eastman Chemical Co.	19,594	1,160,749
LyondellBasell Industries NV Class A	17,651	942,387
Monsanto Co.	18,700	1,609,509
		4,575,552
Construction Materials - 0.6%
Lafarge SA (Bearer)	17,800	1,042,369
Metals & Mining - 0.6%
Commercial Metals Co.	66,847	919,815
TOTAL MATERIALS		6,537,736
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
SBA Communications Corp. Class A (a)	17,271	1,150,767
Vodafone Group PLC sponsored ADR	27,000	734,940
		1,885,707
TOTAL COMMON STOCKS (Cost $148,329,468)		165,267,999
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	4,547,002	$ 4,547,002
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	772,125	772,125
TOTAL MONEY MARKET FUNDS (Cost $5,319,127)		5,319,127
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $153,648,595)		170,587,126
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(1,443,270)
NET ASSETS - 100%		$ 169,143,856
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $124,929 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 164,398
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,878
Fidelity Securities Lending Cash Central Fund	22,593
Total	$ 28,471
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 29,399,848	$ 29,399,848	$ -	$ -
Consumer Staples	19,002,795	18,576,276	426,519	-
Energy	7,364,918	7,364,918	-	-
Financials	8,827,183	8,827,183	-	-
Health Care	21,461,505	21,459,529	1,976	-
Industrials	17,519,279	17,519,279	-	-
Information Technology	53,269,028	52,385,482	883,546	-
Materials	6,537,736	6,537,736	-	-
Telecommunication Services	1,885,707	1,885,707	-	-
Money Market Funds	5,319,127	5,319,127	-	-
Total Investments in Securities:	$ 170,587,126	$ 169,275,085	$ 1,312,041	$ -
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $154,048,252. Net unrealized appreciation aggregated $16,538,874, of which $19,847,678 related to appreciated investment securities and $3,308,804 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mid Cap Growth Fund

October 31, 2012

1.809081.109

MCG-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 25.0%
Distributors - 1.6%
LKQ Corp. (a)	175,900	$ 3,674,551
Hotels, Restaurants & Leisure - 2.3%
BJ's Restaurants, Inc. (a)	15,200	502,360
Buffalo Wild Wings, Inc. (a)	11,500	873,425
Domino's Pizza, Inc.	24,300	987,066
Panera Bread Co. Class A (a)	17,700	2,984,928
		5,347,779
Household Durables - 4.4%
Jarden Corp.	61,400	3,057,720
Newell Rubbermaid, Inc.	73,200	1,510,848
NVR, Inc. (a)	2,600	2,349,724
Ryland Group, Inc.	22,500	762,075
Tupperware Brands Corp.	40,500	2,393,550
		10,073,917
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.	11,300	954,850
Multiline Retail - 1.0%
Dollar General Corp. (a)	24,300	1,181,466
Dollar Tree, Inc. (a)	26,900	1,072,503
		2,253,969
Specialty Retail - 11.9%
Abercrombie & Fitch Co. Class A	14,100	431,178
Ascena Retail Group, Inc. (a)	94,700	1,875,060
CarMax, Inc. (a)	31,400	1,059,750
Dick's Sporting Goods, Inc.	72,000	3,600,000
Hibbett Sports, Inc. (a)	21,300	1,149,987
Limited Brands, Inc.	19,600	938,644
O'Reilly Automotive, Inc. (a)	12,200	1,045,296
PetSmart, Inc.	36,200	2,403,318
Ross Stores, Inc.	25,600	1,560,320
Sally Beauty Holdings, Inc. (a)	94,100	2,265,928
Signet Jewelers Ltd.	53,100	2,748,456
Tractor Supply Co.	45,700	4,398,168
Urban Outfitters, Inc. (a)	19,000	679,440
Vitamin Shoppe, Inc. (a)	21,000	1,202,040
Williams-Sonoma, Inc.	39,500	1,826,085
		27,183,670
Textiles, Apparel & Luxury Goods - 3.4%
Hanesbrands, Inc. (a)	57,200	1,914,484
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	29,400	$ 3,233,706
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	50,200	2,623,452
		7,771,642
TOTAL CONSUMER DISCRETIONARY		57,260,378
CONSUMER STAPLES - 7.1%
Beverages - 1.8%
Beam, Inc.	38,500	2,139,060
Dr Pepper Snapple Group, Inc.	26,100	1,118,385
Monster Beverage Corp. (a)	20,200	902,334
		4,159,779
Food & Staples Retailing - 1.7%
United Natural Foods, Inc. (a)	41,000	2,182,840
Whole Foods Market, Inc.	19,000	1,799,870
		3,982,710
Food Products - 1.4%
Green Mountain Coffee Roasters, Inc. (a)(d)	14,200	343,072
The J.M. Smucker Co.	12,900	1,104,756
TreeHouse Foods, Inc. (a)	31,000	1,660,050
		3,107,878
Household Products - 2.2%
Church & Dwight Co., Inc.	98,400	4,994,780
TOTAL CONSUMER STAPLES		16,245,147
ENERGY - 5.4%
Energy Equipment & Services - 2.5%
Cameron International Corp. (a)	39,100	1,980,024
Dresser-Rand Group, Inc. (a)	21,700	1,118,201
Ensco PLC Class A	13,900	803,698
Helmerich & Payne, Inc.	13,500	645,300
Petrofac Ltd.	21,500	556,518
Rowan Companies PLC (a)	19,700	624,687
		5,728,428
Oil, Gas & Consumable Fuels - 2.9%
Atlas Pipeline Partners, LP	16,100	569,618
Cabot Oil & Gas Corp.	47,400	2,226,852
HollyFrontier Corp.	8,900	343,807
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co.	20,000	$ 2,113,000
SM Energy Co.	13,400	722,528
WPX Energy, Inc.	41,500	703,010
		6,678,815
TOTAL ENERGY		12,407,243
FINANCIALS - 7.2%
Capital Markets - 1.4%
Affiliated Managers Group, Inc. (a)	6,700	847,550
AURELIUS AG	4,400	224,587
Invesco Ltd.	27,100	659,072
KKR & Co. LP	35,700	537,285
Monex Group, Inc.	1,751	297,865
TD Ameritrade Holding Corp.	38,100	597,789
		3,164,148
Commercial Banks - 0.3%
CIT Group, Inc. (a)	16,800	625,296
Consumer Finance - 0.9%
Capital One Financial Corp.	20,500	1,233,485
SLM Corp.	44,700	785,826
		2,019,311
Diversified Financial Services - 0.4%
Interactive Brokers Group, Inc.	67,200	957,600
Insurance - 0.0%
Brasil Insurance Participacoes e Administracao SA	11,100	98,045
Validus Holdings Ltd.	50	1,790
		99,835
Real Estate Investment Trusts - 3.2%
Apartment Investment & Management Co. Class A	40,724	1,086,924
Equity One, Inc.	65,767	1,374,530
Essex Property Trust, Inc.	8,385	1,257,750
Highwoods Properties, Inc. (SBI)	40,196	1,296,321
Rayonier, Inc.	18,815	922,123
Sovran Self Storage, Inc.	6,497	375,527
Weyerhaeuser Co.	32,225	892,310
		7,205,485
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA (a)	3,900	$ 442,650
CBRE Group, Inc. (a)	40,829	735,739
		1,178,389
Thrifts & Mortgage Finance - 0.5%
Ocwen Financial Corp. (a)	30,200	1,164,814
TOTAL FINANCIALS		16,414,878
HEALTH CARE - 12.3%
Biotechnology - 3.5%
BioMarin Pharmaceutical, Inc. (a)	13,300	492,632
Grifols SA ADR	40,100	1,008,916
Medivation, Inc. (a)	6,100	311,832
Onyx Pharmaceuticals, Inc. (a)	3,800	297,768
Regeneron Pharmaceuticals, Inc. (a)	12,600	1,792,980
United Therapeutics Corp. (a)	20,910	954,960
Vertex Pharmaceuticals, Inc. (a)	67,600	3,261,024
		8,120,112
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	218,700	1,124,118
IDEXX Laboratories, Inc. (a)	17,400	1,673,880
The Cooper Companies, Inc.	23,900	2,293,922
		5,091,920
Health Care Providers & Services - 3.9%
Catamaran Corp. (a)	21,874	1,027,175
CIGNA Corp.	13,200	673,200
HMS Holdings Corp. (a)	40,400	932,836
Humana, Inc.	7,600	564,452
MEDNAX, Inc. (a)	27,800	1,917,644
Quest Diagnostics, Inc.	20,700	1,194,804
Universal Health Services, Inc. Class B	43,000	1,779,770
Wellcare Health Plans, Inc. (a)	16,900	804,440
		8,894,321
Health Care Technology - 0.3%
Cerner Corp. (a)	8,700	662,853
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	14,900	909,794
Pharmaceuticals - 2.0%
Elan Corp. PLC sponsored ADR (a)	91,100	983,880
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Endo Pharmaceuticals Holdings, Inc. (a)	61,500	$ 1,762,590
ViroPharma, Inc. (a)	36,022	909,556
Watson Pharmaceuticals, Inc. (a)	9,700	833,715
		4,489,741
TOTAL HEALTH CARE		28,168,741
INDUSTRIALS - 14.7%
Aerospace & Defense - 2.6%
BE Aerospace, Inc. (a)	45,200	2,038,068
Esterline Technologies Corp. (a)	20,600	1,190,474
Precision Castparts Corp.	7,700	1,332,639
TransDigm Group, Inc.	10,400	1,385,384
		5,946,565
Building Products - 1.0%
Armstrong World Industries, Inc.	28,500	1,476,300
Owens Corning (a)	23,300	782,647
		2,258,947
Commercial Services & Supplies - 0.3%
Interface, Inc.	47,000	672,570
Electrical Equipment - 3.6%
AMETEK, Inc.	81,450	2,895,548
Hubbell, Inc. Class B	26,100	2,185,092
Roper Industries, Inc.	28,200	3,078,594
		8,159,234
Machinery - 2.5%
Cummins, Inc.	15,500	1,450,490
Ingersoll-Rand PLC	61,300	2,882,939
WABCO Holdings, Inc. (a)	26,100	1,528,677
		5,862,106
Professional Services - 1.3%
Advisory Board Co. (a)	12,400	589,000
IHS, Inc. Class A (a)	28,300	2,388,237
		2,977,237
Road & Rail - 1.1%
J.B. Hunt Transport Services, Inc.	41,600	2,441,920
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 2.3%
W.W. Grainger, Inc.	16,500	$ 3,323,265
Watsco, Inc.	28,700	1,961,645
		5,284,910
TOTAL INDUSTRIALS		33,603,489
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 1.8%
Acme Packet, Inc. (a)	51,600	853,464
Brocade Communications Systems, Inc. (a)	155,700	825,210
Polycom, Inc. (a)	98,700	988,974
Riverbed Technology, Inc. (a)	72,700	1,342,769
		4,010,417
Computers & Peripherals - 0.3%
SanDisk Corp. (a)	18,900	789,264
Electronic Equipment & Components - 1.5%
Arrow Electronics, Inc. (a)	33,200	1,169,636
Flextronics International Ltd. (a)	184,900	1,066,873
Jabil Circuit, Inc.	67,700	1,173,918
		3,410,427
Internet Software & Services - 0.9%
Akamai Technologies, Inc. (a)	33,800	1,284,062
Bankrate, Inc. (a)	8,800	94,424
Velti PLC (a)(d)	84,600	617,580
		1,996,066
IT Services - 2.1%
Amdocs Ltd.	26,700	882,969
Cognizant Technology Solutions Corp. Class A (a)	14,900	993,085
SAIC, Inc.	50,800	558,292
Sapient Corp. (a)	98,700	1,014,636
The Western Union Co.	99,620	1,265,174
		4,714,156
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. (a)(d)	202,600	415,330
Avago Technologies Ltd.	52,000	1,717,560
Broadcom Corp. Class A	26,300	829,371
Marvell Technology Group Ltd.	64,400	508,116
NXP Semiconductors NV (a)	33,100	803,006
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp. (a)	154,700	$ 951,405
Skyworks Solutions, Inc. (a)	54,900	1,284,660
		6,509,448
Software - 6.2%
ANSYS, Inc. (a)	21,600	1,531,008
BMC Software, Inc. (a)	32,000	1,302,400
Check Point Software Technologies Ltd. (a)	27,900	1,242,387
Citrix Systems, Inc. (a)	35,700	2,206,617
Informatica Corp. (a)	58,600	1,590,404
Intuit, Inc.	17,500	1,039,850
Nuance Communications, Inc. (a)	81,800	1,820,868
Parametric Technology Corp. (a)	56,400	1,138,152
Solera Holdings, Inc.	34,000	1,591,540
Synopsys, Inc. (a)	26,350	848,470
		14,311,696
TOTAL INFORMATION TECHNOLOGY		35,741,474
MATERIALS - 6.3%
Chemicals - 5.0%
Airgas, Inc.	20,400	1,814,988
Albemarle Corp.	16,400	903,804
Eastman Chemical Co.	14,200	841,208
FMC Corp.	26,000	1,391,520
PPG Industries, Inc.	13,100	1,533,748
Sherwin-Williams Co.	11,500	1,639,670
Sigma Aldrich Corp.	19,800	1,388,772
Valspar Corp.	13,800	773,214
W.R. Grace & Co. (a)	18,800	1,206,208
		11,493,132
Containers & Packaging - 0.8%
Aptargroup, Inc.	15,500	794,840
Ball Corp.	26,000	1,113,580
		1,908,420
Metals & Mining - 0.5%
Reliance Steel & Aluminum Co.	20,300	1,103,102
TOTAL MATERIALS		14,504,654
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.3%
tw telecom, inc. (a)	24,140	$ 614,846
Wireless Telecommunication Services - 1.5%
Clearwire Corp. Class A (a)(d)	338,370	676,740
Crown Castle International Corp. (a)	19,300	1,288,275
SBA Communications Corp. Class A (a)	23,700	1,579,131
		3,544,146
TOTAL TELECOMMUNICATION SERVICES		4,158,992
UTILITIES - 0.8%
Electric Utilities - 0.4%
ITC Holdings Corp.	6,940	552,563
PNM Resources, Inc.	16,427	364,022
		916,585
Gas Utilities - 0.3%
ONEOK, Inc.	12,886	609,508
Water Utilities - 0.1%
American Water Works Co., Inc.	6,820	250,567
TOTAL UTILITIES		1,776,660
TOTAL COMMON STOCKS (Cost $221,800,288)		220,281,656
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.11% 12/20/12 (e) (Cost $249,965)	$ 250,000	249,966
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	8,996,213	$ 8,996,213
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	3,621,091	3,621,091
TOTAL MONEY MARKET FUNDS (Cost $12,617,304)		12,617,304
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $234,667,557)		233,148,926
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(4,190,393)
NET ASSETS - 100%		$ 228,958,533
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
36 CME E-mini S&P MidCap 400 Index Contracts	Dec. 2012	$ 3,521,160	$ (37,198)

The face value of futures purchased as a percentage of net assets is 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $219,970.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,760
Fidelity Securities Lending Cash Central Fund	109,397
Total	$ 119,157
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 57,260,378	$ 57,260,378	$ -	$ -
Consumer Staples	16,245,147	16,245,147	-	-
Energy	12,407,243	12,407,243	-	-
Financials	16,414,878	16,414,878	-	-
Health Care	28,168,741	28,168,741	-	-
Industrials	33,603,489	33,603,489	-	-
Information Technology	35,741,474	35,741,474	-	-
Materials	14,504,654	14,504,654	-	-
Telecommunication Services	4,158,992	4,158,992	-	-
Utilities	1,776,660	1,776,660	-	-
U.S. Government and Government Agency Obligations	249,966	-	249,966	-
Money Market Funds	12,617,304	12,617,304	-	-
Total Investments in Securities:	$ 233,148,926	$ 232,898,960	$ 249,966	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (37,198)	$ (37,198)	$ -	$ -
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $234,964,848. Net unrealized depreciation aggregated $1,815,922, of which $15,494,763 related to appreciated investment securities and $17,310,685 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ® Mid Cap Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2012

1.859112.106

AMCG-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 25.0%
Distributors - 1.6%
LKQ Corp. (a)	175,900	$ 3,674,551
Hotels, Restaurants & Leisure - 2.3%
BJ's Restaurants, Inc. (a)	15,200	502,360
Buffalo Wild Wings, Inc. (a)	11,500	873,425
Domino's Pizza, Inc.	24,300	987,066
Panera Bread Co. Class A (a)	17,700	2,984,928
		5,347,779
Household Durables - 4.4%
Jarden Corp.	61,400	3,057,720
Newell Rubbermaid, Inc.	73,200	1,510,848
NVR, Inc. (a)	2,600	2,349,724
Ryland Group, Inc.	22,500	762,075
Tupperware Brands Corp.	40,500	2,393,550
		10,073,917
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.	11,300	954,850
Multiline Retail - 1.0%
Dollar General Corp. (a)	24,300	1,181,466
Dollar Tree, Inc. (a)	26,900	1,072,503
		2,253,969
Specialty Retail - 11.9%
Abercrombie & Fitch Co. Class A	14,100	431,178
Ascena Retail Group, Inc. (a)	94,700	1,875,060
CarMax, Inc. (a)	31,400	1,059,750
Dick's Sporting Goods, Inc.	72,000	3,600,000
Hibbett Sports, Inc. (a)	21,300	1,149,987
Limited Brands, Inc.	19,600	938,644
O'Reilly Automotive, Inc. (a)	12,200	1,045,296
PetSmart, Inc.	36,200	2,403,318
Ross Stores, Inc.	25,600	1,560,320
Sally Beauty Holdings, Inc. (a)	94,100	2,265,928
Signet Jewelers Ltd.	53,100	2,748,456
Tractor Supply Co.	45,700	4,398,168
Urban Outfitters, Inc. (a)	19,000	679,440
Vitamin Shoppe, Inc. (a)	21,000	1,202,040
Williams-Sonoma, Inc.	39,500	1,826,085
		27,183,670
Textiles, Apparel & Luxury Goods - 3.4%
Hanesbrands, Inc. (a)	57,200	1,914,484
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	29,400	$ 3,233,706
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	50,200	2,623,452
		7,771,642
TOTAL CONSUMER DISCRETIONARY		57,260,378
CONSUMER STAPLES - 7.1%
Beverages - 1.8%
Beam, Inc.	38,500	2,139,060
Dr Pepper Snapple Group, Inc.	26,100	1,118,385
Monster Beverage Corp. (a)	20,200	902,334
		4,159,779
Food & Staples Retailing - 1.7%
United Natural Foods, Inc. (a)	41,000	2,182,840
Whole Foods Market, Inc.	19,000	1,799,870
		3,982,710
Food Products - 1.4%
Green Mountain Coffee Roasters, Inc. (a)(d)	14,200	343,072
The J.M. Smucker Co.	12,900	1,104,756
TreeHouse Foods, Inc. (a)	31,000	1,660,050
		3,107,878
Household Products - 2.2%
Church & Dwight Co., Inc.	98,400	4,994,780
TOTAL CONSUMER STAPLES		16,245,147
ENERGY - 5.4%
Energy Equipment & Services - 2.5%
Cameron International Corp. (a)	39,100	1,980,024
Dresser-Rand Group, Inc. (a)	21,700	1,118,201
Ensco PLC Class A	13,900	803,698
Helmerich & Payne, Inc.	13,500	645,300
Petrofac Ltd.	21,500	556,518
Rowan Companies PLC (a)	19,700	624,687
		5,728,428
Oil, Gas & Consumable Fuels - 2.9%
Atlas Pipeline Partners, LP	16,100	569,618
Cabot Oil & Gas Corp.	47,400	2,226,852
HollyFrontier Corp.	8,900	343,807
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co.	20,000	$ 2,113,000
SM Energy Co.	13,400	722,528
WPX Energy, Inc.	41,500	703,010
		6,678,815
TOTAL ENERGY		12,407,243
FINANCIALS - 7.2%
Capital Markets - 1.4%
Affiliated Managers Group, Inc. (a)	6,700	847,550
AURELIUS AG	4,400	224,587
Invesco Ltd.	27,100	659,072
KKR & Co. LP	35,700	537,285
Monex Group, Inc.	1,751	297,865
TD Ameritrade Holding Corp.	38,100	597,789
		3,164,148
Commercial Banks - 0.3%
CIT Group, Inc. (a)	16,800	625,296
Consumer Finance - 0.9%
Capital One Financial Corp.	20,500	1,233,485
SLM Corp.	44,700	785,826
		2,019,311
Diversified Financial Services - 0.4%
Interactive Brokers Group, Inc.	67,200	957,600
Insurance - 0.0%
Brasil Insurance Participacoes e Administracao SA	11,100	98,045
Validus Holdings Ltd.	50	1,790
		99,835
Real Estate Investment Trusts - 3.2%
Apartment Investment & Management Co. Class A	40,724	1,086,924
Equity One, Inc.	65,767	1,374,530
Essex Property Trust, Inc.	8,385	1,257,750
Highwoods Properties, Inc. (SBI)	40,196	1,296,321
Rayonier, Inc.	18,815	922,123
Sovran Self Storage, Inc.	6,497	375,527
Weyerhaeuser Co.	32,225	892,310
		7,205,485
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA (a)	3,900	$ 442,650
CBRE Group, Inc. (a)	40,829	735,739
		1,178,389
Thrifts & Mortgage Finance - 0.5%
Ocwen Financial Corp. (a)	30,200	1,164,814
TOTAL FINANCIALS		16,414,878
HEALTH CARE - 12.3%
Biotechnology - 3.5%
BioMarin Pharmaceutical, Inc. (a)	13,300	492,632
Grifols SA ADR	40,100	1,008,916
Medivation, Inc. (a)	6,100	311,832
Onyx Pharmaceuticals, Inc. (a)	3,800	297,768
Regeneron Pharmaceuticals, Inc. (a)	12,600	1,792,980
United Therapeutics Corp. (a)	20,910	954,960
Vertex Pharmaceuticals, Inc. (a)	67,600	3,261,024
		8,120,112
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	218,700	1,124,118
IDEXX Laboratories, Inc. (a)	17,400	1,673,880
The Cooper Companies, Inc.	23,900	2,293,922
		5,091,920
Health Care Providers & Services - 3.9%
Catamaran Corp. (a)	21,874	1,027,175
CIGNA Corp.	13,200	673,200
HMS Holdings Corp. (a)	40,400	932,836
Humana, Inc.	7,600	564,452
MEDNAX, Inc. (a)	27,800	1,917,644
Quest Diagnostics, Inc.	20,700	1,194,804
Universal Health Services, Inc. Class B	43,000	1,779,770
Wellcare Health Plans, Inc. (a)	16,900	804,440
		8,894,321
Health Care Technology - 0.3%
Cerner Corp. (a)	8,700	662,853
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	14,900	909,794
Pharmaceuticals - 2.0%
Elan Corp. PLC sponsored ADR (a)	91,100	983,880
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Endo Pharmaceuticals Holdings, Inc. (a)	61,500	$ 1,762,590
ViroPharma, Inc. (a)	36,022	909,556
Watson Pharmaceuticals, Inc. (a)	9,700	833,715
		4,489,741
TOTAL HEALTH CARE		28,168,741
INDUSTRIALS - 14.7%
Aerospace & Defense - 2.6%
BE Aerospace, Inc. (a)	45,200	2,038,068
Esterline Technologies Corp. (a)	20,600	1,190,474
Precision Castparts Corp.	7,700	1,332,639
TransDigm Group, Inc.	10,400	1,385,384
		5,946,565
Building Products - 1.0%
Armstrong World Industries, Inc.	28,500	1,476,300
Owens Corning (a)	23,300	782,647
		2,258,947
Commercial Services & Supplies - 0.3%
Interface, Inc.	47,000	672,570
Electrical Equipment - 3.6%
AMETEK, Inc.	81,450	2,895,548
Hubbell, Inc. Class B	26,100	2,185,092
Roper Industries, Inc.	28,200	3,078,594
		8,159,234
Machinery - 2.5%
Cummins, Inc.	15,500	1,450,490
Ingersoll-Rand PLC	61,300	2,882,939
WABCO Holdings, Inc. (a)	26,100	1,528,677
		5,862,106
Professional Services - 1.3%
Advisory Board Co. (a)	12,400	589,000
IHS, Inc. Class A (a)	28,300	2,388,237
		2,977,237
Road & Rail - 1.1%
J.B. Hunt Transport Services, Inc.	41,600	2,441,920
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 2.3%
W.W. Grainger, Inc.	16,500	$ 3,323,265
Watsco, Inc.	28,700	1,961,645
		5,284,910
TOTAL INDUSTRIALS		33,603,489
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 1.8%
Acme Packet, Inc. (a)	51,600	853,464
Brocade Communications Systems, Inc. (a)	155,700	825,210
Polycom, Inc. (a)	98,700	988,974
Riverbed Technology, Inc. (a)	72,700	1,342,769
		4,010,417
Computers & Peripherals - 0.3%
SanDisk Corp. (a)	18,900	789,264
Electronic Equipment & Components - 1.5%
Arrow Electronics, Inc. (a)	33,200	1,169,636
Flextronics International Ltd. (a)	184,900	1,066,873
Jabil Circuit, Inc.	67,700	1,173,918
		3,410,427
Internet Software & Services - 0.9%
Akamai Technologies, Inc. (a)	33,800	1,284,062
Bankrate, Inc. (a)	8,800	94,424
Velti PLC (a)(d)	84,600	617,580
		1,996,066
IT Services - 2.1%
Amdocs Ltd.	26,700	882,969
Cognizant Technology Solutions Corp. Class A (a)	14,900	993,085
SAIC, Inc.	50,800	558,292
Sapient Corp. (a)	98,700	1,014,636
The Western Union Co.	99,620	1,265,174
		4,714,156
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. (a)(d)	202,600	415,330
Avago Technologies Ltd.	52,000	1,717,560
Broadcom Corp. Class A	26,300	829,371
Marvell Technology Group Ltd.	64,400	508,116
NXP Semiconductors NV (a)	33,100	803,006
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp. (a)	154,700	$ 951,405
Skyworks Solutions, Inc. (a)	54,900	1,284,660
		6,509,448
Software - 6.2%
ANSYS, Inc. (a)	21,600	1,531,008
BMC Software, Inc. (a)	32,000	1,302,400
Check Point Software Technologies Ltd. (a)	27,900	1,242,387
Citrix Systems, Inc. (a)	35,700	2,206,617
Informatica Corp. (a)	58,600	1,590,404
Intuit, Inc.	17,500	1,039,850
Nuance Communications, Inc. (a)	81,800	1,820,868
Parametric Technology Corp. (a)	56,400	1,138,152
Solera Holdings, Inc.	34,000	1,591,540
Synopsys, Inc. (a)	26,350	848,470
		14,311,696
TOTAL INFORMATION TECHNOLOGY		35,741,474
MATERIALS - 6.3%
Chemicals - 5.0%
Airgas, Inc.	20,400	1,814,988
Albemarle Corp.	16,400	903,804
Eastman Chemical Co.	14,200	841,208
FMC Corp.	26,000	1,391,520
PPG Industries, Inc.	13,100	1,533,748
Sherwin-Williams Co.	11,500	1,639,670
Sigma Aldrich Corp.	19,800	1,388,772
Valspar Corp.	13,800	773,214
W.R. Grace & Co. (a)	18,800	1,206,208
		11,493,132
Containers & Packaging - 0.8%
Aptargroup, Inc.	15,500	794,840
Ball Corp.	26,000	1,113,580
		1,908,420
Metals & Mining - 0.5%
Reliance Steel & Aluminum Co.	20,300	1,103,102
TOTAL MATERIALS		14,504,654
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.3%
tw telecom, inc. (a)	24,140	$ 614,846
Wireless Telecommunication Services - 1.5%
Clearwire Corp. Class A (a)(d)	338,370	676,740
Crown Castle International Corp. (a)	19,300	1,288,275
SBA Communications Corp. Class A (a)	23,700	1,579,131
		3,544,146
TOTAL TELECOMMUNICATION SERVICES		4,158,992
UTILITIES - 0.8%
Electric Utilities - 0.4%
ITC Holdings Corp.	6,940	552,563
PNM Resources, Inc.	16,427	364,022
		916,585
Gas Utilities - 0.3%
ONEOK, Inc.	12,886	609,508
Water Utilities - 0.1%
American Water Works Co., Inc.	6,820	250,567
TOTAL UTILITIES		1,776,660
TOTAL COMMON STOCKS (Cost $221,800,288)		220,281,656
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.11% 12/20/12 (e) (Cost $249,965)	$ 250,000	249,966
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	8,996,213	$ 8,996,213
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	3,621,091	3,621,091
TOTAL MONEY MARKET FUNDS (Cost $12,617,304)		12,617,304
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $234,667,557)		233,148,926
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(4,190,393)
NET ASSETS - 100%		$ 228,958,533
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
36 CME E-mini S&P MidCap 400 Index Contracts	Dec. 2012	$ 3,521,160	$ (37,198)

The face value of futures purchased as a percentage of net assets is 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $219,970.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,760
Fidelity Securities Lending Cash Central Fund	109,397
Total	$ 119,157
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 57,260,378	$ 57,260,378	$ -	$ -
Consumer Staples	16,245,147	16,245,147	-	-
Energy	12,407,243	12,407,243	-	-
Financials	16,414,878	16,414,878	-	-
Health Care	28,168,741	28,168,741	-	-
Industrials	33,603,489	33,603,489	-	-
Information Technology	35,741,474	35,741,474	-	-
Materials	14,504,654	14,504,654	-	-
Telecommunication Services	4,158,992	4,158,992	-	-
Utilities	1,776,660	1,776,660	-	-
U.S. Government and Government Agency Obligations	249,966	-	249,966	-
Money Market Funds	12,617,304	12,617,304	-	-
Total Investments in Securities:	$ 233,148,926	$ 232,898,960	$ 249,966	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (37,198)	$ (37,198)	$ -	$ -
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $234,964,848. Net unrealized depreciation aggregated $1,815,922, of which $15,494,763 related to appreciated investment securities and $17,310,685 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Value Fund

October 31, 2012

1.809074.109

MCV-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 9.5%
Hotels, Restaurants & Leisure - 0.4%
Brinker International, Inc.	83,100	$ 2,559,480
Household Durables - 3.4%
Jarden Corp.	126,200	6,284,760
PulteGroup, Inc. (a)	343,800	5,961,492
Whirlpool Corp.	81,800	7,990,224
		20,236,476
Internet & Catalog Retail - 1.5%
Expedia, Inc.	59,710	3,531,847
Liberty Media Corp. Interactive Series A (a)	271,500	5,430,000
		8,961,847
Multiline Retail - 1.4%
Macy's, Inc.	206,700	7,869,069
Specialty Retail - 2.2%
Best Buy Co., Inc.	152,300	2,316,483
Foot Locker, Inc.	203,200	6,807,200
GameStop Corp. Class A (d)	161,300	3,682,479
		12,806,162
Textiles, Apparel & Luxury Goods - 0.6%
PVH Corp.	32,700	3,596,673
TOTAL CONSUMER DISCRETIONARY		56,029,707
CONSUMER STAPLES - 5.2%
Beverages - 2.0%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	121,700	4,300,878
Molson Coors Brewing Co. Class B	168,300	7,260,462
		11,561,340
Food & Staples Retailing - 0.6%
Safeway, Inc. (d)	234,000	3,816,540
Food Products - 2.6%
Campbell Soup Co. (d)	97,900	3,452,933
ConAgra Foods, Inc.	265,600	7,394,304
Tyson Foods, Inc. Class A	253,100	4,254,611
		15,101,848
TOTAL CONSUMER STAPLES		30,479,728
Common Stocks - continued
	Shares	Value
ENERGY - 9.3%
Energy Equipment & Services - 2.1%
Cameron International Corp. (a)	129,600	$ 6,562,944
Dresser-Rand Group, Inc. (a)	110,100	5,673,453
		12,236,397
Oil, Gas & Consumable Fuels - 7.2%
Hess Corp.	110,800	5,790,408
Marathon Petroleum Corp.	195,045	10,713,821
Murphy Oil Corp.	148,900	8,934,000
QEP Resources, Inc.	233,200	6,762,800
Valero Energy Corp.	347,500	10,112,250
		42,313,279
TOTAL ENERGY		54,549,676
FINANCIALS - 30.0%
Capital Markets - 1.0%
KKR & Co. LP	397,500	5,982,375
Commercial Banks - 8.6%
CapitalSource, Inc.	822,000	6,502,020
Comerica, Inc.	191,800	5,717,558
Fifth Third Bancorp	529,000	7,686,370
FirstMerit Corp.	306,100	4,242,546
Huntington Bancshares, Inc.	868,600	5,550,354
KeyCorp	766,800	6,456,456
Regions Financial Corp.	813,900	5,306,628
SunTrust Banks, Inc.	343,300	9,337,760
		50,799,692
Consumer Finance - 1.4%
SLM Corp.	463,800	8,153,604
Insurance - 7.0%
Allied World Assurance Co. Holdings Ltd.	61,700	4,954,510
Assured Guaranty Ltd.	438,300	6,087,987
Everest Re Group Ltd.	65,200	7,240,460
Hartford Financial Services Group, Inc.	265,700	5,768,347
Lincoln National Corp.	309,400	7,670,026
Montpelier Re Holdings Ltd.	246,500	5,637,455
Validus Holdings Ltd.	108,600	3,887,880
		41,246,665
Real Estate Investment Trusts - 10.9%
American Campus Communities, Inc.	157,800	7,149,918
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust (SBI)	47,400	$ 3,110,862
Equity Lifestyle Properties, Inc.	44,400	2,989,452
Extra Space Storage, Inc.	184,300	6,356,507
Kimco Realty Corp.	393,100	7,673,312
MFA Financial, Inc.	630,000	5,147,100
Rayonier, Inc.	128,900	6,317,389
The Macerich Co.	137,100	7,814,700
Ventas, Inc.	169,300	10,711,611
Vornado Realty Trust	85,600	6,865,976
		64,136,827
Real Estate Management & Development - 1.1%
Jones Lang LaSalle, Inc.	85,600	6,654,544
TOTAL FINANCIALS		176,973,707
HEALTH CARE - 7.0%
Health Care Providers & Services - 4.9%
CIGNA Corp.	170,600	8,700,600
Community Health Systems, Inc. (a)	179,000	4,908,180
Humana, Inc.	102,300	7,597,821
McKesson Corp.	34,400	3,209,864
Omnicare, Inc.	119,900	4,140,147
		28,556,612
Pharmaceuticals - 2.1%
Endo Pharmaceuticals Holdings, Inc. (a)	107,900	3,092,414
Mylan, Inc. (a)	196,300	4,974,242
Watson Pharmaceuticals, Inc. (a)	50,200	4,314,690
		12,381,346
TOTAL HEALTH CARE		40,937,958
INDUSTRIALS - 10.7%
Aerospace & Defense - 1.8%
Exelis, Inc.	329,700	3,646,482
Textron, Inc.	284,600	7,174,766
		10,821,248
Commercial Services & Supplies - 0.9%
Avery Dennison Corp.	163,900	5,307,082
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.9%
Fluor Corp.	90,900	$ 5,076,765
Electrical Equipment - 0.7%
General Cable Corp. (a)	155,700	4,442,121
Machinery - 5.5%
AGCO Corp. (a)	147,700	6,721,827
Ingersoll-Rand PLC	79,300	3,729,479
ITT Corp.	299,700	6,233,760
Oshkosh Truck Corp. (a)	173,100	5,189,538
Terex Corp. (a)	226,300	5,103,065
Timken Co.	135,600	5,354,844
		32,332,513
Trading Companies & Distributors - 0.9%
WESCO International, Inc. (a)	81,600	5,294,208
TOTAL INDUSTRIALS		63,273,937
INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 0.8%
Brocade Communications Systems, Inc. (a)	939,400	4,978,820
IT Services - 1.9%
Alliance Data Systems Corp. (a)	20,400	2,918,220
Total System Services, Inc.	137,700	3,096,873
Vantiv, Inc.	252,600	5,097,468
		11,112,561
Office Electronics - 0.9%
Xerox Corp.	805,300	5,186,132
Semiconductors & Semiconductor Equipment - 1.9%
Avago Technologies Ltd.	94,000	3,104,820
KLA-Tencor Corp.	168,800	7,852,576
		10,957,396
Software - 3.8%
Activision Blizzard, Inc.	383,200	4,173,048
CA Technologies, Inc.	347,500	7,825,700
Symantec Corp. (a)	347,900	6,328,301
Synopsys, Inc. (a)	125,900	4,053,980
		22,381,029
TOTAL INFORMATION TECHNOLOGY		54,615,938
Common Stocks - continued
	Shares	Value
MATERIALS - 6.3%
Chemicals - 2.3%
Ashland, Inc.	62,900	$ 4,475,335
CF Industries Holdings, Inc.	27,600	5,663,244
Eastman Chemical Co.	55,800	3,305,592
		13,444,171
Containers & Packaging - 0.5%
Ball Corp.	69,700	2,985,251
Metals & Mining - 1.8%
Commercial Metals Co.	457,900	6,300,704
Reliance Steel & Aluminum Co.	78,900	4,287,426
		10,588,130
Paper & Forest Products - 1.7%
International Paper Co.	281,600	10,089,728
TOTAL MATERIALS		37,107,280
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.7%
Frontier Communications Corp. (d)	865,900	4,087,048
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. (a)	786,700	4,358,318
TOTAL TELECOMMUNICATION SERVICES		8,445,366
UTILITIES - 10.6%
Electric Utilities - 6.4%
Great Plains Energy, Inc.	300,600	6,745,464
NV Energy, Inc.	378,000	7,185,780
Pinnacle West Capital Corp.	141,000	7,468,770
PNM Resources, Inc.	268,500	5,949,960
PPL Corp.	353,600	10,459,488
		37,809,462
Multi-Utilities - 4.2%
Alliant Energy Corp.	163,500	7,308,450
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
CenterPoint Energy, Inc.	391,000	$ 8,472,970
DTE Energy Co.	140,100	8,700,210
		24,481,630
TOTAL UTILITIES		62,291,092
TOTAL COMMON STOCKS (Cost $560,008,993)		584,704,389
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.19% (b)	5,212,531	5,212,531
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	11,471,350	11,471,350
TOTAL MONEY MARKET FUNDS (Cost $16,683,881)		16,683,881
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $576,692,874)		601,388,270
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(12,269,967)
NET ASSETS - 100%		$ 589,118,303
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,731
Fidelity Securities Lending Cash Central Fund	100,308
Total	$ 104,039
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $577,846,485. Net unrealized appreciation aggregated $23,541,785, of which $43,478,924 related to appreciated investment securities and $19,937,139 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Mid Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Mid Cap Value Fund

1.859109.106

AMCV-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 9.5%
Hotels, Restaurants & Leisure - 0.4%
Brinker International, Inc.	83,100	$ 2,559,480
Household Durables - 3.4%
Jarden Corp.	126,200	6,284,760
PulteGroup, Inc. (a)	343,800	5,961,492
Whirlpool Corp.	81,800	7,990,224
		20,236,476
Internet & Catalog Retail - 1.5%
Expedia, Inc.	59,710	3,531,847
Liberty Media Corp. Interactive Series A (a)	271,500	5,430,000
		8,961,847
Multiline Retail - 1.4%
Macy's, Inc.	206,700	7,869,069
Specialty Retail - 2.2%
Best Buy Co., Inc.	152,300	2,316,483
Foot Locker, Inc.	203,200	6,807,200
GameStop Corp. Class A (d)	161,300	3,682,479
		12,806,162
Textiles, Apparel & Luxury Goods - 0.6%
PVH Corp.	32,700	3,596,673
TOTAL CONSUMER DISCRETIONARY		56,029,707
CONSUMER STAPLES - 5.2%
Beverages - 2.0%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	121,700	4,300,878
Molson Coors Brewing Co. Class B	168,300	7,260,462
		11,561,340
Food & Staples Retailing - 0.6%
Safeway, Inc. (d)	234,000	3,816,540
Food Products - 2.6%
Campbell Soup Co. (d)	97,900	3,452,933
ConAgra Foods, Inc.	265,600	7,394,304
Tyson Foods, Inc. Class A	253,100	4,254,611
		15,101,848
TOTAL CONSUMER STAPLES		30,479,728
Common Stocks - continued
	Shares	Value
ENERGY - 9.3%
Energy Equipment & Services - 2.1%
Cameron International Corp. (a)	129,600	$ 6,562,944
Dresser-Rand Group, Inc. (a)	110,100	5,673,453
		12,236,397
Oil, Gas & Consumable Fuels - 7.2%
Hess Corp.	110,800	5,790,408
Marathon Petroleum Corp.	195,045	10,713,821
Murphy Oil Corp.	148,900	8,934,000
QEP Resources, Inc.	233,200	6,762,800
Valero Energy Corp.	347,500	10,112,250
		42,313,279
TOTAL ENERGY		54,549,676
FINANCIALS - 30.0%
Capital Markets - 1.0%
KKR & Co. LP	397,500	5,982,375
Commercial Banks - 8.6%
CapitalSource, Inc.	822,000	6,502,020
Comerica, Inc.	191,800	5,717,558
Fifth Third Bancorp	529,000	7,686,370
FirstMerit Corp.	306,100	4,242,546
Huntington Bancshares, Inc.	868,600	5,550,354
KeyCorp	766,800	6,456,456
Regions Financial Corp.	813,900	5,306,628
SunTrust Banks, Inc.	343,300	9,337,760
		50,799,692
Consumer Finance - 1.4%
SLM Corp.	463,800	8,153,604
Insurance - 7.0%
Allied World Assurance Co. Holdings Ltd.	61,700	4,954,510
Assured Guaranty Ltd.	438,300	6,087,987
Everest Re Group Ltd.	65,200	7,240,460
Hartford Financial Services Group, Inc.	265,700	5,768,347
Lincoln National Corp.	309,400	7,670,026
Montpelier Re Holdings Ltd.	246,500	5,637,455
Validus Holdings Ltd.	108,600	3,887,880
		41,246,665
Real Estate Investment Trusts - 10.9%
American Campus Communities, Inc.	157,800	7,149,918
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust (SBI)	47,400	$ 3,110,862
Equity Lifestyle Properties, Inc.	44,400	2,989,452
Extra Space Storage, Inc.	184,300	6,356,507
Kimco Realty Corp.	393,100	7,673,312
MFA Financial, Inc.	630,000	5,147,100
Rayonier, Inc.	128,900	6,317,389
The Macerich Co.	137,100	7,814,700
Ventas, Inc.	169,300	10,711,611
Vornado Realty Trust	85,600	6,865,976
		64,136,827
Real Estate Management & Development - 1.1%
Jones Lang LaSalle, Inc.	85,600	6,654,544
TOTAL FINANCIALS		176,973,707
HEALTH CARE - 7.0%
Health Care Providers & Services - 4.9%
CIGNA Corp.	170,600	8,700,600
Community Health Systems, Inc. (a)	179,000	4,908,180
Humana, Inc.	102,300	7,597,821
McKesson Corp.	34,400	3,209,864
Omnicare, Inc.	119,900	4,140,147
		28,556,612
Pharmaceuticals - 2.1%
Endo Pharmaceuticals Holdings, Inc. (a)	107,900	3,092,414
Mylan, Inc. (a)	196,300	4,974,242
Watson Pharmaceuticals, Inc. (a)	50,200	4,314,690
		12,381,346
TOTAL HEALTH CARE		40,937,958
INDUSTRIALS - 10.7%
Aerospace & Defense - 1.8%
Exelis, Inc.	329,700	3,646,482
Textron, Inc.	284,600	7,174,766
		10,821,248
Commercial Services & Supplies - 0.9%
Avery Dennison Corp.	163,900	5,307,082
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.9%
Fluor Corp.	90,900	$ 5,076,765
Electrical Equipment - 0.7%
General Cable Corp. (a)	155,700	4,442,121
Machinery - 5.5%
AGCO Corp. (a)	147,700	6,721,827
Ingersoll-Rand PLC	79,300	3,729,479
ITT Corp.	299,700	6,233,760
Oshkosh Truck Corp. (a)	173,100	5,189,538
Terex Corp. (a)	226,300	5,103,065
Timken Co.	135,600	5,354,844
		32,332,513
Trading Companies & Distributors - 0.9%
WESCO International, Inc. (a)	81,600	5,294,208
TOTAL INDUSTRIALS		63,273,937
INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 0.8%
Brocade Communications Systems, Inc. (a)	939,400	4,978,820
IT Services - 1.9%
Alliance Data Systems Corp. (a)	20,400	2,918,220
Total System Services, Inc.	137,700	3,096,873
Vantiv, Inc.	252,600	5,097,468
		11,112,561
Office Electronics - 0.9%
Xerox Corp.	805,300	5,186,132
Semiconductors & Semiconductor Equipment - 1.9%
Avago Technologies Ltd.	94,000	3,104,820
KLA-Tencor Corp.	168,800	7,852,576
		10,957,396
Software - 3.8%
Activision Blizzard, Inc.	383,200	4,173,048
CA Technologies, Inc.	347,500	7,825,700
Symantec Corp. (a)	347,900	6,328,301
Synopsys, Inc. (a)	125,900	4,053,980
		22,381,029
TOTAL INFORMATION TECHNOLOGY		54,615,938
Common Stocks - continued
	Shares	Value
MATERIALS - 6.3%
Chemicals - 2.3%
Ashland, Inc.	62,900	$ 4,475,335
CF Industries Holdings, Inc.	27,600	5,663,244
Eastman Chemical Co.	55,800	3,305,592
		13,444,171
Containers & Packaging - 0.5%
Ball Corp.	69,700	2,985,251
Metals & Mining - 1.8%
Commercial Metals Co.	457,900	6,300,704
Reliance Steel & Aluminum Co.	78,900	4,287,426
		10,588,130
Paper & Forest Products - 1.7%
International Paper Co.	281,600	10,089,728
TOTAL MATERIALS		37,107,280
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.7%
Frontier Communications Corp. (d)	865,900	4,087,048
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. (a)	786,700	4,358,318
TOTAL TELECOMMUNICATION SERVICES		8,445,366
UTILITIES - 10.6%
Electric Utilities - 6.4%
Great Plains Energy, Inc.	300,600	6,745,464
NV Energy, Inc.	378,000	7,185,780
Pinnacle West Capital Corp.	141,000	7,468,770
PNM Resources, Inc.	268,500	5,949,960
PPL Corp.	353,600	10,459,488
		37,809,462
Multi-Utilities - 4.2%
Alliant Energy Corp.	163,500	7,308,450
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
CenterPoint Energy, Inc.	391,000	$ 8,472,970
DTE Energy Co.	140,100	8,700,210
		24,481,630
TOTAL UTILITIES		62,291,092
TOTAL COMMON STOCKS (Cost $560,008,993)		584,704,389
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.19% (b)	5,212,531	5,212,531
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	11,471,350	11,471,350
TOTAL MONEY MARKET FUNDS (Cost $16,683,881)		16,683,881
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $576,692,874)		601,388,270
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(12,269,967)
NET ASSETS - 100%		$ 589,118,303
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,731
Fidelity Securities Lending Cash Central Fund	100,308
Total	$ 104,039
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $577,846,485. Net unrealized appreciation aggregated $23,541,785, of which $43,478,924 related to appreciated investment securities and $19,937,139 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series All-Sector
Equity Fund

October 31, 2012

1.884778.107

ASE-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Hotels, Restaurants & Leisure - 1.5%
Domino's Pizza, Inc.	611,447	$ 24,836,977
Dunkin' Brands Group, Inc.	463,500	14,368,500
Icahn Enterprises LP rights	270,377	3
McDonald's Corp.	775,818	67,341,002
Yum! Brands, Inc.	1,458,795	102,276,117
		208,822,599
Internet & Catalog Retail - 0.9%
Liberty Media Corp. Interactive Series A (a)	2,256,317	45,126,340
Priceline.com, Inc. (a)	133,316	76,492,721
		121,619,061
Media - 5.0%
Comcast Corp. Class A	7,075,610	265,406,131
DIRECTV (a)	2,233,780	114,168,496
Legend Pictures LLC (a)(f)(g)	3,706	3,962,196
News Corp. Class A	5,677,980	135,817,282
Sirius XM Radio, Inc. (a)(d)	9,430,543	26,405,520
The Walt Disney Co.	2,580,086	126,604,820
		672,364,445
Multiline Retail - 0.5%
Dollar General Corp. (a)	963,736	46,856,844
Target Corp.	233,817	14,905,834
		61,762,678
Specialty Retail - 2.3%
AutoZone, Inc. (a)	163,213	61,204,875
CarMax, Inc. (a)	855,419	28,870,391
Limited Brands, Inc.	597,593	28,618,729
Lowe's Companies, Inc.	4,160,239	134,708,539
TJX Companies, Inc.	1,263,319	52,591,970
		305,994,504
Textiles, Apparel & Luxury Goods - 0.3%
Under Armour, Inc. Class A (sub. vtg.) (a)	772,585	40,375,292
TOTAL CONSUMER DISCRETIONARY		1,410,938,579
CONSUMER STAPLES - 10.8%
Beverages - 3.2%
Brown-Forman Corp. Class B (non-vtg.)	1,053,650	67,496,819
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,187,404	41,962,857
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Molson Coors Brewing Co. Class B	1,179,624	$ 50,888,979
Monster Beverage Corp. (a)	486,400	21,727,488
The Coca-Cola Co.	6,562,492	243,993,453
		426,069,596
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	20,000	1,968,600
CVS Caremark Corp.	2,854,381	132,443,278
Kroger Co.	3,695,000	93,187,900
Safeway, Inc.	318,028	5,187,037
Walgreen Co.	986,082	34,739,669
		267,526,484
Food Products - 0.9%
Bunge Ltd.	342,152	24,303,057
Green Mountain Coffee Roasters, Inc. (a)	220,680	5,331,629
Mead Johnson Nutrition Co. Class A	1,170,000	72,142,200
Mondelez International, Inc. (a)	655,000	17,383,700
Tyson Foods, Inc. Class A	495,000	8,320,950
		127,481,536
Household Products - 1.6%
Colgate-Palmolive Co.	1,279,642	134,311,224
Procter & Gamble Co.	1,203,311	83,317,254
		217,628,478
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	1,175,756	72,450,085
Nu Skin Enterprises, Inc. Class A	179,178	8,480,495
		80,930,580
Tobacco - 2.5%
Altria Group, Inc.	2,486,230	79,062,114
Philip Morris International, Inc.	2,861,698	253,431,975
		332,494,089
TOTAL CONSUMER STAPLES		1,452,130,763
ENERGY - 10.8%
Energy Equipment & Services - 2.3%
Cameron International Corp. (a)	788,382	39,923,664
Ensco PLC Class A	780,766	45,143,890
Forum Energy Technologies, Inc.	335,921	7,494,398
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	734,840	$ 23,727,984
National Oilwell Varco, Inc.	1,005,224	74,085,009
Noble Corp.	1,074,625	40,556,348
Ocean Rig UDW, Inc. (United States) (a)	448,040	7,110,395
Oceaneering International, Inc.	216,518	11,330,387
Oil States International, Inc. (a)	101,500	7,419,650
Schlumberger Ltd.	625,981	43,524,459
Vantage Drilling Co. (a)	3,799,042	6,990,237
		307,306,421
Oil, Gas & Consumable Fuels - 8.5%
Anadarko Petroleum Corp.	893,681	61,494,190
Apache Corp.	714,191	59,099,305
Chevron Corp.	1,385,729	152,721,193
Cobalt International Energy, Inc. (a)	312,100	6,494,801
EQT Corp.	354,400	21,487,272
Exxon Mobil Corp.	3,679,420	335,452,721
Halcon Resources Corp. (g)	830,000	5,370,100
Hess Corp.	728,421	38,067,281
HollyFrontier Corp.	419,753	16,215,058
InterOil Corp. (a)(d)	305,011	19,667,109
Marathon Oil Corp.	2,248,989	67,604,609
Marathon Petroleum Corp.	1,063,015	58,391,414
Noble Energy, Inc.	337,612	32,076,516
Northern Tier Energy LP Class A	301,335	6,538,970
Occidental Petroleum Corp.	974,955	76,982,447
Phillips 66	403,100	19,010,196
Royal Dutch Shell PLC Class B sponsored ADR	1,162,879	82,134,144
Suncor Energy, Inc.	1,586,000	53,229,257
The Williams Companies, Inc.	1,103,800	38,621,962
		1,150,658,545
TOTAL ENERGY		1,457,964,966
FINANCIALS - 15.7%
Capital Markets - 1.0%
BlackRock, Inc. Class A	229,018	43,440,134
E*TRADE Financial Corp. (a)	541,752	4,529,047
Evercore Partners, Inc. Class A	276,410	7,711,839
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Invesco Ltd.	936,035	$ 22,764,371
Morgan Stanley	803,812	13,970,253
TD Ameritrade Holding Corp.	952,900	14,951,001
The Blackstone Group LP	1,017,800	15,633,408
UBS AG	688,000	10,322,473
		133,322,526
Commercial Banks - 3.6%
CIT Group, Inc. (a)	596,433	22,199,236
Comerica, Inc.	432,961	12,906,567
Credit Agricole SA (a)	2,318,608	17,454,572
Huntington Bancshares, Inc.	3,436,257	21,957,682
Lloyds Banking Group PLC (a)	12,431,700	8,186,313
M&T Bank Corp.	309,339	32,202,190
NBH Holdings Corp. (g)	172,349	2,947,168
Synovus Financial Corp.	4,714,560	11,550,672
U.S. Bancorp	6,767,378	224,744,623
Wells Fargo & Co.	3,844,492	129,520,935
		483,669,958
Consumer Finance - 2.8%
Capital One Financial Corp.	4,411,980	265,468,837
Discover Financial Services	507,732	20,817,012
SLM Corp.	4,718,746	82,955,555
		369,241,404
Diversified Financial Services - 4.0%
Bank of America Corp.	11,175,787	104,158,335
Citigroup, Inc.	5,080,484	189,959,297
ING Groep NV (Certificaten Van Aandelen) (a)	2,539,200	22,594,143
JPMorgan Chase & Co.	5,340,534	222,593,457
		539,305,232
Insurance - 2.8%
ACE Ltd.	442,331	34,789,333
AFLAC, Inc.	212,300	10,568,294
Amlin PLC	1,837,024	11,063,505
Berkshire Hathaway, Inc.:
Class A (a)	242	31,340,210
Class B (a)	78,503	6,778,734
Direct Line Insurance Grup PLC	1,930,900	6,060,600
Fairfax Financial Holdings Ltd. (sub. vtg.)	22,100	8,198,519
Hartford Financial Services Group, Inc.	2,077,842	45,109,950
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	3,121,441	$ 110,779,941
Prudential Financial, Inc.	350,289	19,983,987
The Travelers Companies, Inc.	849,773	60,282,897
Validus Holdings Ltd.	954,161	34,158,964
		379,114,934
Real Estate Investment Trusts - 1.1%
American Tower Corp.	980,522	73,823,501
Camden Property Trust (SBI)	257,742	16,915,607
Equity Lifestyle Properties, Inc.	303,800	20,454,854
Sun Communities, Inc.	336,763	14,137,311
The Macerich Co.	469,118	26,739,726
		152,070,999
Thrifts & Mortgage Finance - 0.4%
Ocwen Financial Corp. (a)	1,366,062	52,689,011
TOTAL FINANCIALS		2,109,414,064
HEALTH CARE - 11.7%
Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc. (a)	32,478	2,935,362
Amgen, Inc.	1,967,265	170,256,949
Biogen Idec, Inc. (a)	467,186	64,574,449
BioMarin Pharmaceutical, Inc. (a)	341,278	12,640,937
CSL Ltd.	401,258	19,784,979
Gilead Sciences, Inc. (a)	1,633,246	109,688,801
Onyx Pharmaceuticals, Inc. (a)	421,400	33,020,904
Regeneron Pharmaceuticals, Inc. (a)	65,000	9,249,500
		422,151,881
Health Care Equipment & Supplies - 1.5%
C.R. Bard, Inc.	198,757	19,118,436
Covidien PLC	1,466,351	80,575,987
Edwards Lifesciences Corp. (a)	490,948	42,629,015
Intuitive Surgical, Inc. (a)	14,000	7,591,080
The Cooper Companies, Inc.	507,715	48,730,486
		198,645,004
Health Care Providers & Services - 2.1%
Catamaran Corp. (a)	589,158	27,666,093
CIGNA Corp.	799,934	40,796,634
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts Holding Co. (a)	346,277	$ 21,309,887
Henry Schein, Inc. (a)	674,487	49,763,651
McKesson Corp.	497,754	46,445,426
UnitedHealth Group, Inc.	1,669,851	93,511,656
		279,493,347
Health Care Technology - 0.2%
Cerner Corp. (a)	317,100	24,159,849
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.	268,000	16,364,080
Pharmaceuticals - 4.7%
Allergan, Inc.	790,213	71,055,953
Eli Lilly & Co.	405,400	19,714,602
Endo Pharmaceuticals Holdings, Inc. (a)	370,000	10,604,200
Merck & Co., Inc.	3,489,146	159,209,732
Pfizer, Inc.	11,889,383	295,688,955
Sanofi SA sponsored ADR	580,926	25,473,605
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,084,343	60,582,067
		642,329,114
TOTAL HEALTH CARE		1,583,143,275
INDUSTRIALS - 10.0%
Aerospace & Defense - 2.3%
BE Aerospace, Inc. (a)	975,600	43,989,804
Honeywell International, Inc.	1,576,105	96,520,670
Precision Castparts Corp.	483,790	83,729,535
Textron, Inc.	1,621,327	40,873,654
TransDigm Group, Inc.	352,400	46,943,204
		312,056,867
Building Products - 0.4%
Armstrong World Industries, Inc.	581,397	30,116,365
Owens Corning (a)	473,432	15,902,581
		46,018,946
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	1,502,100	42,584,535
Electrical Equipment - 2.4%
AMETEK, Inc.	2,306,588	81,999,203
Hubbell, Inc. Class B	932,000	78,027,040
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Regal-Beloit Corp.	601,688	$ 39,218,024
Rockwell Automation, Inc.	693,200	49,258,792
Roper Industries, Inc.	722,322	78,855,893
		327,358,952
Industrial Conglomerates - 1.4%
3M Co.	1,027,000	89,965,200
Danaher Corp.	1,840,396	95,203,685
		185,168,885
Machinery - 1.7%
Cummins, Inc.	797,582	74,637,724
Illinois Tool Works, Inc.	804,535	49,342,132
Ingersoll-Rand PLC	1,532,600	72,078,178
WABCO Holdings, Inc. (a)	595,600	34,884,292
		230,942,326
Professional Services - 0.3%
IHS, Inc. Class A (a)	542,800	45,806,892
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	1,284,450	75,397,215
Trading Companies & Distributors - 0.6%
W.W. Grainger, Inc.	389,243	78,397,433
TOTAL INDUSTRIALS		1,343,732,051
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 0.5%
Acme Packet, Inc. (a)	814,287	13,468,307
Juniper Networks, Inc. (a)	2,037,481	33,761,060
Polycom, Inc. (a)	1,057,491	10,596,060
Riverbed Technology, Inc. (a)	490,023	9,050,725
		66,876,152
Computers & Peripherals - 5.3%
Apple, Inc.	1,099,706	654,435,036
Dell, Inc.	4,635,100	42,781,973
NCR Corp. (a)	699,800	14,891,744
		712,108,753
Electronic Equipment & Components - 0.7%
Arrow Electronics, Inc. (a)	516,200	18,185,726
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Jabil Circuit, Inc.	3,310,565	$ 57,405,197
Molex, Inc. (d)	698,500	18,140,045
		93,730,968
Internet Software & Services - 3.7%
Dice Holdings, Inc. (a)	155,376	1,371,970
eBay, Inc. (a)	2,691,941	129,993,831
Facebook, Inc. Class A (d)	2,215,141	46,772,702
Google, Inc. Class A (a)	470,414	319,773,325
		497,911,828
IT Services - 3.6%
Amdocs Ltd.	1,592,900	52,677,203
Cognizant Technology Solutions Corp. Class A (a)	1,112,800	74,168,120
Fidelity National Information Services, Inc.	2,182,400	71,735,488
Fiserv, Inc. (a)	526,500	39,455,910
FleetCor Technologies, Inc. (a)	168,889	8,007,027
Global Payments, Inc.	754,000	32,233,500
Visa, Inc. Class A	1,493,500	207,238,060
		485,515,308
Semiconductors & Semiconductor Equipment - 2.9%
Altera Corp.	1,751,300	53,379,624
Analog Devices, Inc.	2,004,882	78,410,935
Avago Technologies Ltd.	1,164,675	38,469,215
Broadcom Corp. Class A	5,455,300	172,032,886
Freescale Semiconductor Holdings I Ltd. (a)(d)	2,077,000	18,568,380
Skyworks Solutions, Inc. (a)	1,359,531	31,813,025
		392,674,065
Software - 2.3%
Activision Blizzard, Inc.	2,691,966	29,315,510
Compuware Corp. (a)	6,849,300	59,314,938
Electronic Arts, Inc. (a)	2,078,515	25,669,660
Nuance Communications, Inc. (a)	2,192,646	48,808,300
Symantec Corp. (a)	3,194,200	58,102,498
Synopsys, Inc. (a)	960,600	30,931,320
VMware, Inc. Class A (a)	709,800	60,169,746
		312,311,972
TOTAL INFORMATION TECHNOLOGY		2,561,129,046
Common Stocks - continued
	Shares	Value
MATERIALS - 3.4%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	630,130	$ 48,853,979
Albemarle Corp.	306,205	16,874,958
Eastman Chemical Co.	669,203	39,643,586
Ecolab, Inc.	586,095	40,792,212
LyondellBasell Industries NV Class A	827,000	44,153,530
Monsanto Co.	606,300	52,184,241
Sherwin-Williams Co.	301,277	42,956,075
Sigma Aldrich Corp.	447,600	31,394,664
		316,853,245
Containers & Packaging - 0.5%
Ball Corp.	693,177	29,688,771
Rock-Tenn Co. Class A	504,530	36,926,551
		66,615,322
Metals & Mining - 0.5%
Allied Nevada Gold Corp. (a)	385,100	14,217,892
Freeport-McMoRan Copper & Gold, Inc.	1,145,600	44,540,928
Royal Gold, Inc.	177,400	15,625,392
		74,384,212
TOTAL MATERIALS		457,852,779
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	511,874	17,705,722
CenturyLink, Inc.	1,600,116	61,412,452
Verizon Communications, Inc.	3,560,593	158,944,872
		238,063,046
Wireless Telecommunication Services - 0.6%
China Mobile Ltd. sponsored ADR	3,900	216,021
MetroPCS Communications, Inc. (a)	69,300	707,553
SBA Communications Corp. Class A (a)	745,900	49,699,317
Sprint Nextel Corp. (a)	4,086,177	22,637,421
Vodafone Group PLC sponsored ADR	475,500	12,943,110
		86,203,422
TOTAL TELECOMMUNICATION SERVICES		324,266,468
Common Stocks - continued
	Shares	Value
UTILITIES - 3.5%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	507,055	$ 22,533,524
Duke Energy Corp.	1,372,031	90,128,716
Edison International	1,399,573	65,695,957
Exelon Corp.	232,899	8,333,126
FirstEnergy Corp.	1,257,022	57,471,046
NextEra Energy, Inc.	554,796	38,869,008
		283,031,377
Gas Utilities - 0.1%
ONEOK, Inc.	209,882	9,927,419
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. (a)	244,700	4,306,720
NRG Energy, Inc.	395,018	8,516,588
The AES Corp.	2,762,864	28,871,929
		41,695,237
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	1,322,556	28,659,789
NiSource, Inc.	670,996	17,090,268
PG&E Corp.	653,356	27,780,697
Sempra Energy	855,188	59,649,363
		133,180,117
TOTAL UTILITIES		467,834,150
TOTAL COMMON STOCKS (Cost $11,205,884,625)		13,168,406,141
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.1% 11/23/12 (e) (Cost $9,779,381)	$ 9,780,000	9,779,511
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	258,787,150	$ 258,787,150
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	40,337,150	40,337,150
TOTAL MONEY MARKET FUNDS (Cost $299,124,300)		299,124,300
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $11,514,788,306)		13,477,309,952
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(14,426,022)
NET ASSETS - 100%		$ 13,462,883,930
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2,018 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 141,946,120	$ (2,301,500)

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,629,669.
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,279,464 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Halcon Resources Corp.	3/1/12	$ 7,470,000
Legend Pictures LLC	9/23/10	$ 2,779,500
NBH Holdings Corp.	10/13/09	$ 3,446,980
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 422,701
Fidelity Securities Lending Cash Central Fund	940,436
Total	$ 1,363,137
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,410,938,579	$ 1,406,976,380	$ -	$ 3,962,199
Consumer Staples	1,452,130,763	1,452,130,763	-	-
Energy	1,457,964,966	1,457,964,966	-	-
Financials	2,109,414,064	2,065,363,967	44,050,097	-
Health Care	1,583,143,275	1,583,143,275	-	-
Industrials	1,343,732,051	1,343,732,051	-	-
Information Technology	2,561,129,046	2,561,129,046	-	-
Materials	457,852,779	457,852,779	-	-
Telecommunication Services	324,266,468	324,266,468	-	-
Utilities	467,834,150	467,834,150	-	-
U.S. Government and Government Agency Obligations	9,779,511	-	9,779,511	-
Money Market Funds	299,124,300	299,124,300	-	-
Total Investments in Securities:	$ 13,477,309,952	$ 13,419,518,145	$ 53,829,608	$ 3,962,199
Derivative Instruments:
Liabilities
Futures Contracts	$ (2,301,500)	$ (2,301,500)	$ -	$ -
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $11,547,984,511. Net unrealized appreciation aggregated $1,929,325,441, of which $2,148,894,005 related to appreciated investment securities and $219,568,564 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Large Cap
Value Fund

October 31, 2012

1.884765.107

LPV-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value
CONSUMER DISCRETIONARY - 7.6%
Diversified Consumer Services - 0.6%
DeVry, Inc. (d)	2,718,691	$ 71,392,826
Hotels, Restaurants & Leisure - 0.2%
Brinker International, Inc.	860,400	26,500,320
Household Durables - 1.9%
Garmin Ltd. (d)	2,218,884	84,295,403
Jarden Corp.	1,151,300	57,334,740
PulteGroup, Inc. (a)	1,986,800	34,451,112
Whirlpool Corp.	411,800	40,224,624
		216,305,879
Internet & Catalog Retail - 0.3%
Liberty Media Corp. Interactive Series A (a)	1,917,800	38,356,000
Media - 2.2%
Comcast Corp. Class A	2,445,500	91,730,705
DISH Network Corp. Class A	2,485,202	88,547,747
Washington Post Co. Class B (d)	232,913	77,678,815
		257,957,267
Multiline Retail - 1.6%
JCPenney Co., Inc. (d)	3,520,343	84,523,435
Macy's, Inc.	1,079,100	41,081,337
Target Corp.	987,500	62,953,125
		188,557,897
Specialty Retail - 0.5%
Best Buy Co., Inc.	1,037,100	15,774,291
Foot Locker, Inc.	1,324,600	44,374,100
		60,148,391
Textiles, Apparel & Luxury Goods - 0.3%
PVH Corp.	316,300	34,789,837
TOTAL CONSUMER DISCRETIONARY		894,008,417
CONSUMER STAPLES - 6.4%
Beverages - 0.8%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,017,600	35,961,984
Dr Pepper Snapple Group, Inc.	686,400	29,412,240
Molson Coors Brewing Co. Class B	766,000	33,045,240
		98,419,464
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	1,066,530	49,486,992
Safeway, Inc.	1,584,400	25,841,564
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	715,500	$ 53,676,810
Walgreen Co.	1,550,300	54,617,069
		183,622,435
Food Products - 2.7%
ConAgra Foods, Inc.	1,443,400	40,184,256
Kraft Foods Group, Inc. (a)	964,256	43,854,363
Mondelez International, Inc. (a)	3,534,040	93,793,422
Ralcorp Holdings, Inc. (a)	1,076,264	77,695,498
The J.M. Smucker Co.	273,400	23,413,976
Tyson Foods, Inc. Class A	2,097,800	35,264,018
		314,205,533
Household Products - 1.0%
Procter & Gamble Co.	1,778,422	123,137,939
Tobacco - 0.3%
Lorillard, Inc.	263,500	30,568,635
TOTAL CONSUMER STAPLES		749,954,006
ENERGY - 16.4%
Energy Equipment & Services - 1.8%
Cameron International Corp. (a)	2,321,890	117,580,510
Halliburton Co.	803,151	25,933,746
National Oilwell Varco, Inc.	1,004,400	74,024,280
		217,538,536
Oil, Gas & Consumable Fuels - 14.6%
Anadarko Petroleum Corp.	1,851,335	127,390,361
Apache Corp.	1,191,300	98,580,075
Chevron Corp.	2,942,352	324,276,614
Energen Corp.	362,581	16,914,404
Exxon Mobil Corp.	6,526,532	595,023,922
Hess Corp.	1,599,390	83,584,121
Marathon Petroleum Corp.	1,679,505	92,255,210
Murphy Oil Corp.	651,716	39,102,960
Occidental Petroleum Corp.	1,826,088	144,187,908
Phillips 66	1,808,600	85,293,576
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
The Williams Companies, Inc.	1,767,450	$ 61,843,076
Valero Energy Corp.	1,379,100	40,131,810
		1,708,584,037
TOTAL ENERGY		1,926,122,573
FINANCIALS - 24.2%
Capital Markets - 2.3%
Bank of New York Mellon Corp.	1,607,100	39,711,441
E*TRADE Financial Corp. (a)	10,370,070	86,693,785
Goldman Sachs Group, Inc.	249,450	30,530,186
KKR & Co. LP	3,015,600	45,384,780
State Street Corp.	1,500,899	66,895,068
		269,215,260
Commercial Banks - 6.2%
Fifth Third Bancorp	3,243,442	47,127,212
KeyCorp	9,706,024	81,724,722
PNC Financial Services Group, Inc.	1,380,700	80,342,933
SunTrust Banks, Inc.	1,971,600	53,627,520
U.S. Bancorp	3,745,821	124,398,715
Wells Fargo & Co.	8,971,045	302,234,506
Zions Bancorporation	1,728,852	37,118,452
		726,574,060
Consumer Finance - 1.9%
Capital One Financial Corp.	2,431,200	146,285,304
Discover Financial Services	1,940,700	79,568,700
		225,854,004
Diversified Financial Services - 5.7%
Bank of America Corp.	7,154,632	66,681,170
Citigroup, Inc.	8,577,141	320,699,302
JPMorgan Chase & Co.	6,842,736	285,205,236
		672,585,708
Insurance - 6.4%
ACE Ltd.	663,800	52,207,870
Allied World Assurance Co. Holdings Ltd.	396,700	31,855,010
Allstate Corp.	1,503,360	60,104,333
American International Group, Inc. (a)	2,227,200	77,796,096
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Assurant, Inc.	1,249,946	$ 47,260,458
Axis Capital Holdings Ltd.	497,800	18,030,316
Berkshire Hathaway, Inc. Class B (a)	981,707	84,770,399
Everest Re Group Ltd.	319,800	35,513,790
Lincoln National Corp.	1,493,000	37,011,470
MetLife, Inc.	2,983,057	105,868,693
RenaissanceRe Holdings Ltd.	623,030	50,689,721
The Chubb Corp.	427,561	32,913,646
Validus Holdings Ltd.	946,600	33,888,280
XL Group PLC Class A	3,171,719	78,468,328
		746,378,410
Real Estate Investment Trusts - 1.7%
Boston Properties, Inc.	373,300	39,681,790
Public Storage	217,300	30,124,299
Simon Property Group, Inc.	237,600	36,165,096
Ventas, Inc.	716,700	45,345,609
Weyerhaeuser Co.	1,704,051	47,185,172
		198,501,966
TOTAL FINANCIALS		2,839,109,408
HEALTH CARE - 12.3%
Biotechnology - 0.3%
Amgen, Inc.	356,100	30,818,675
Health Care Providers & Services - 2.1%
Aetna, Inc.	1,044,200	45,631,540
CIGNA Corp.	865,300	44,130,300
HCA Holdings, Inc.	2,953,872	83,919,504
UnitedHealth Group, Inc.	1,375,700	77,039,200
		250,720,544
Pharmaceuticals - 9.9%
Bristol-Myers Squibb Co.	1,572,838	52,296,864
Eli Lilly & Co.	1,947,080	94,686,500
Johnson & Johnson	2,318,001	164,160,831
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	8,470,008	$ 386,486,465
Pfizer, Inc.	18,394,122	457,461,814
		1,155,092,474
TOTAL HEALTH CARE		1,436,631,693
INDUSTRIALS - 7.7%
Aerospace & Defense - 2.5%
General Dynamics Corp.	1,153,900	78,557,512
Raytheon Co.	1,065,900	60,287,304
Textron, Inc.	6,122,317	154,343,612
		293,188,428
Construction & Engineering - 0.8%
Fluor Corp.	579,200	32,348,320
Jacobs Engineering Group, Inc. (a)	1,561,419	60,255,159
		92,603,479
Industrial Conglomerates - 3.4%
General Electric Co.	19,006,171	400,269,961
Machinery - 1.0%
AGCO Corp. (a)	1,009,600	45,946,896
ITT Corp.	1,570,800	32,672,640
Timken Co.	870,900	34,391,841
		113,011,377
TOTAL INDUSTRIALS		899,073,245
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 0.8%
Cisco Systems, Inc.	5,620,715	96,339,055
Computers & Peripherals - 1.0%
Hewlett-Packard Co.	8,430,748	116,765,860
Electronic Equipment & Components - 0.4%
Corning, Inc.	4,381,726	51,485,281
IT Services - 0.1%
Vantiv, Inc.	497,928	10,048,187
Office Electronics - 0.7%
Xerox Corp.	13,204,159	85,034,784
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.0%
Advanced Micro Devices, Inc. (a)(d)	12,574,862	$ 25,778,467
Broadcom Corp. Class A	992,800	31,307,948
KLA-Tencor Corp.	767,700	35,713,404
Marvell Technology Group Ltd.	3,191,700	25,182,513
		117,982,332
Software - 2.4%
CA Technologies, Inc.	1,432,400	32,257,648
Comverse Technology, Inc. (a)	7,087,949	46,709,584
Microsoft Corp.	1,598,050	45,600,357
Symantec Corp. (a)	6,672,432	121,371,538
Synopsys, Inc. (a)	984,800	31,710,560
		277,649,687
TOTAL INFORMATION TECHNOLOGY		755,305,186
MATERIALS - 2.7%
Chemicals - 1.2%
Ashland, Inc.	472,805	33,640,076
CF Industries Holdings, Inc.	176,300	36,174,997
LyondellBasell Industries NV Class A	1,366,100	72,936,079
		142,751,152
Metals & Mining - 1.0%
Newmont Mining Corp.	1,572,618	85,786,312
Reliance Steel & Aluminum Co.	624,100	33,913,594
		119,699,906
Paper & Forest Products - 0.5%
International Paper Co.	1,594,200	57,120,186
TOTAL MATERIALS		319,571,244
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	5,529,133	191,252,710
CenturyLink, Inc.	1,305,525	50,106,050
		241,358,760
Wireless Telecommunication Services - 0.8%
Sprint Nextel Corp. (a)	17,982,603	99,623,621
TOTAL TELECOMMUNICATION SERVICES		340,982,381
Common Stocks - continued
	Shares	Value
UTILITIES - 6.4%
Electric Utilities - 5.0%
American Electric Power Co., Inc.	1,423,000	$ 63,238,120
Duke Energy Corp.	521,505	34,257,663
Edison International	1,662,457	78,035,732
FirstEnergy Corp.	3,752,892	171,582,222
NextEra Energy, Inc.	2,186,174	153,163,350
NV Energy, Inc.	1,866,500	35,482,165
PPL Corp.	1,526,900	45,165,702
		580,924,954
Multi-Utilities - 1.4%
CenterPoint Energy, Inc.	3,198,200	69,304,994
Consolidated Edison, Inc.	743,100	44,868,378
Sempra Energy	757,171	52,812,677
		166,986,049
TOTAL UTILITIES		747,911,003
TOTAL COMMON STOCKS (Cost $9,420,842,967)		10,908,669,156
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.12% 11/23/12 to 12/20/12 (e) (Cost $6,049,525)	$ 6,050,000	6,049,629
Money Market Funds - 8.6%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	807,605,021	807,605,021
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	206,010,254	206,010,254
TOTAL MONEY MARKET FUNDS (Cost $1,013,615,275)		1,013,615,275
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $10,440,507,767)		11,928,334,060
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(201,612,469)
NET ASSETS - 100%		$ 11,726,721,591
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
3,434 NYFE Russell 1000 Value Index Contracts	Dec. 2012	$ 240,448,680	$ (1,990,679)

The face value of futures purchased as a percentage of net assets is 2.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,849,689.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 699,772
Fidelity Securities Lending Cash Central Fund	930,508
Total	$ 1,630,280
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Comverse Technology, Inc.	$ 102,161,310	$ 1,480,970	$ 57,104,775	$ -	$ -
Total	$ 102,161,310	$ 1,480,970	$ 57,104,775	$ -	$ -
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 894,008,417	$ 894,008,417	$ -	$ -
Consumer Staples	749,954,006	749,954,006	-	-
Energy	1,926,122,573	1,926,122,573	-	-
Financials	2,839,109,408	2,839,109,408	-	-
Health Care	1,436,631,693	1,436,631,693	-	-
Industrials	899,073,245	899,073,245	-	-
Information Technology	755,305,186	755,305,186	-	-
Materials	319,571,244	319,571,244	-	-
Telecommunication Services	340,982,381	340,982,381	-	-
Utilities	747,911,003	747,911,003	-	-
U.S. Government and Government Agency Obligations	6,049,629	-	6,049,629	-
Money Market Funds	1,013,615,275	1,013,615,275	-	-
Total Investments in Securities:	$ 11,928,334,060	$ 11,922,284,431	$ 6,049,629	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,990,679)	$ (1,990,679)	$ -	$ -
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $10,508,303,643. Net unrealized appreciation aggregated $1,420,030,417, of which $1,772,666,170 related to appreciated investment securities and $352,635,753 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector Large Cap Value Fund

October 31, 2012

1.809080.109

LCV-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.5%
Delphi Automotive PLC	83,600	$ 2,628,384
Hotels, Restaurants & Leisure - 1.1%
Carnival Corp. unit	72,100	2,731,148
Penn National Gaming, Inc. (a)	57,649	2,330,749
		5,061,897
Household Durables - 0.4%
Jarden Corp.	38,195	1,902,111
Media - 2.8%
Comcast Corp. Class A	145,775	5,468,020
News Corp. Class A	186,200	4,453,904
Omnicom Group, Inc.	42,500	2,036,175
Viacom, Inc. Class B (non-vtg.)	30,400	1,558,608
		13,516,707
Multiline Retail - 1.5%
Macy's, Inc.	57,650	2,194,736
Target Corp.	79,734	5,083,043
		7,277,779
Specialty Retail - 1.2%
Best Buy Co., Inc.	71,100	1,081,431
Lowe's Companies, Inc.	140,763	4,557,906
		5,639,337
TOTAL CONSUMER DISCRETIONARY		36,026,215
CONSUMER STAPLES - 7.5%
Beverages - 1.3%
Dr Pepper Snapple Group, Inc.	66,900	2,866,665
Molson Coors Brewing Co. Class B	79,500	3,429,630
		6,296,295
Food & Staples Retailing - 0.9%
Walgreen Co.	123,640	4,355,837
Food Products - 2.7%
Archer Daniels Midland Co.	43,000	1,154,120
ConAgra Foods, Inc.	108,910	3,032,054
Mondelez International, Inc. (a)	202,190	5,366,123
The J.M. Smucker Co.	40,020	3,427,313
		12,979,610
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.1%
Procter & Gamble Co.	99,580	$ 6,894,919
Reckitt Benckiser Group PLC	52,600	3,183,122
		10,078,041
Tobacco - 0.5%
Lorillard, Inc.	19,400	2,250,594
TOTAL CONSUMER STAPLES		35,960,377
ENERGY - 16.5%
Energy Equipment & Services - 1.4%
Cameron International Corp. (a)	73,900	3,742,296
National Oilwell Varco, Inc.	39,600	2,918,520
		6,660,816
Oil, Gas & Consumable Fuels - 15.1%
Anadarko Petroleum Corp.	91,020	6,263,086
Apache Corp.	27,092	2,241,863
BP PLC sponsored ADR	121,900	5,228,291
Canadian Natural Resources Ltd.	155,700	4,692,436
Exxon Mobil Corp.	123,300	11,241,261
Marathon Petroleum Corp.	75,400	4,141,722
Noble Energy, Inc.	39,580	3,760,496
Occidental Petroleum Corp.	128,078	10,113,039
Phillips 66	38,700	1,825,092
Royal Dutch Shell PLC Class A sponsored ADR	130,557	8,940,543
Suncor Energy, Inc.	241,100	8,091,787
The Williams Companies, Inc.	183,598	6,424,094
		72,963,710
TOTAL ENERGY		79,624,526
FINANCIALS - 25.8%
Capital Markets - 3.9%
Bank of New York Mellon Corp.	219,500	5,423,845
Invesco Ltd.	174,900	4,253,568
Morgan Stanley	162,100	2,817,298
State Street Corp.	112,900	5,031,953
SWS Group, Inc. (a)	206,900	1,177,261
		18,703,925
Commercial Banks - 8.1%
CIT Group, Inc. (a)	101,200	3,766,664
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Citizen Bancshares, Inc.	3,100	$ 523,125
Itau Unibanco Holdings SA sponsored ADR	208,700	3,042,846
PNC Financial Services Group, Inc.	97,200	5,656,068
Popular, Inc. (a)	235,480	4,551,828
U.S. Bancorp	207,300	6,884,433
Wells Fargo & Co.	439,200	14,796,648
		39,221,612
Consumer Finance - 1.0%
SLM Corp.	279,100	4,906,578
Insurance - 8.0%
ACE Ltd.	68,000	5,348,200
AFLAC, Inc.	86,950	4,328,371
Berkshire Hathaway, Inc. Class B (a)	158,757	13,708,667
MetLife, Inc.	123,700	4,390,113
National Western Life Insurance Co. Class A	17,250	2,421,383
Old Republic International Corp.	362,500	3,581,500
StanCorp Financial Group, Inc.	58,100	1,995,735
Torchmark Corp.	61,550	3,113,815
		38,887,784
Real Estate Investment Trusts - 1.7%
American Tower Corp.	46,200	3,478,398
Boston Properties, Inc.	23,800	2,529,940
Equity Lifestyle Properties, Inc.	7,500	504,975
Public Storage	11,000	1,524,930
		8,038,243
Real Estate Management & Development - 2.4%
Consolidated-Tomoka Land Co.	40,000	1,312,800
Kennedy-Wilson Holdings, Inc.	738,800	10,490,960
		11,803,760
Thrifts & Mortgage Finance - 0.7%
People's United Financial, Inc.	266,700	3,208,401
TOTAL FINANCIALS		124,770,303
HEALTH CARE - 11.6%
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	5,300	331,939
Covidien PLC	20,000	1,099,000
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	27,700	$ 1,151,766
Teleflex, Inc.	6,200	421,290
Zimmer Holdings, Inc.	31,300	2,009,773
		5,013,768
Health Care Providers & Services - 2.1%
Aetna, Inc.	27,800	1,214,860
Cardinal Health, Inc.	11,700	481,221
Humana, Inc.	4,800	356,496
UnitedHealth Group, Inc.	96,800	5,420,800
WellPoint, Inc.	43,901	2,690,253
		10,163,630
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	21,200	273,904
Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc.	53,642	3,275,381
Pharmaceuticals - 7.7%
Eli Lilly & Co.	18,400	894,792
Jazz Pharmaceuticals PLC (a)	3,600	193,428
Johnson & Johnson	154,800	10,962,936
Merck & Co., Inc.	238,800	10,896,444
Pfizer, Inc.	562,000	13,976,940
The Medicines Company (a)	20,700	453,744
		37,378,284
TOTAL HEALTH CARE		56,104,967
INDUSTRIALS - 9.6%
Aerospace & Defense - 1.5%
General Dynamics Corp.	69,800	4,751,984
United Technologies Corp.	29,300	2,290,088
		7,042,072
Air Freight & Logistics - 0.4%
FedEx Corp.	21,000	1,931,790
Commercial Services & Supplies - 1.0%
Corrections Corp. of America	53,700	1,807,005
The Geo Group, Inc.	112,200	3,110,184
		4,917,189
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.4%
AECOM Technology Corp. (a)	204,800	$ 4,397,056
Foster Wheeler AG (a)	111,800	2,489,786
		6,886,842
Industrial Conglomerates - 3.5%
General Electric Co.	804,200	16,936,448
Machinery - 0.7%
Oshkosh Truck Corp. (a)	66,915	2,006,112
Stanley Black & Decker, Inc.	19,317	1,338,668
		3,344,780
Professional Services - 0.7%
Towers Watson & Co.	61,500	3,303,165
Road & Rail - 0.4%
Union Pacific Corp.	17,800	2,189,934
TOTAL INDUSTRIALS		46,552,220
INFORMATION TECHNOLOGY - 5.5%
Communications Equipment - 1.6%
Brocade Communications Systems, Inc. (a)	200,500	1,062,650
Cisco Systems, Inc.	397,100	6,806,294
		7,868,944
Computers & Peripherals - 0.7%
Hewlett-Packard Co.	259,027	3,587,524
Electronic Equipment & Components - 0.9%
Corning, Inc.	204,798	2,406,377
Jabil Circuit, Inc.	108,548	1,882,222
		4,288,599
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom Corp. Class A	69,100	2,179,069
Freescale Semiconductor Holdings I Ltd. (a)	166,959	1,492,613
Intersil Corp. Class A	241,238	1,700,728
Marvell Technology Group Ltd.	208,564	1,645,570
ON Semiconductor Corp. (a)	255,300	1,570,095
		8,588,075
Software - 0.5%
Symantec Corp. (a)	120,700	2,195,533
TOTAL INFORMATION TECHNOLOGY		26,528,675
Common Stocks - continued
	Shares	Value
MATERIALS - 4.3%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	40,850	$ 3,167,101
Ashland, Inc.	61,600	4,382,840
Eastman Chemical Co.	41,000	2,428,840
LyondellBasell Industries NV Class A	90,220	4,816,846
		14,795,627
Containers & Packaging - 0.7%
Rock-Tenn Co. Class A	47,070	3,445,053
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	62,600	2,433,888
TOTAL MATERIALS		20,674,568
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	236,100	8,166,699
CenturyLink, Inc.	78,114	2,998,015
Frontier Communications Corp. (d)	308,300	1,455,176
		12,619,890
Wireless Telecommunication Services - 0.5%
NII Holdings, Inc. (a)(d)	319,500	2,546,415
TOTAL TELECOMMUNICATION SERVICES		15,166,305
UTILITIES - 6.8%
Electric Utilities - 3.8%
Edison International	44,200	2,074,748
FirstEnergy Corp.	36,600	1,673,352
ITC Holdings Corp.	43,500	3,463,470
NextEra Energy, Inc.	49,910	3,496,695
Northeast Utilities	125,000	4,912,500
OGE Energy Corp.	53,040	3,054,043
		18,674,808
Gas Utilities - 0.2%
ONEOK, Inc.	17,500	827,750
Independent Power Producers & Energy Traders - 0.6%
Calpine Corp. (a)	54,830	965,008
The AES Corp.	174,490	1,823,421
		2,788,429
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 2.2%
CenterPoint Energy, Inc.	79,800	$ 1,729,266
PG&E Corp.	93,400	3,971,368
Sempra Energy	70,250	4,899,938
		10,600,572
TOTAL UTILITIES		32,891,559
TOTAL COMMON STOCKS (Cost $473,452,703)		474,299,715
Nonconvertible Preferred Stocks - 0.0%

FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Eagle Hospitality Properties Trust, Inc. 8.25% (a) (Cost $147,245)	49,000	245,000
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% 11/23/12 (e) (Cost $349,977)	$ 350,000	349,983
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	10,700,549	10,700,549
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	935,040	935,040
TOTAL MONEY MARKET FUNDS (Cost $11,635,589)		11,635,589
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $485,585,514)		486,530,287
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(3,352,359)
NET ASSETS - 100%		$ 483,177,928
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
126 NYFE Russell 1000 Value Index Contracts	Dec. 2012	$ 8,822,520	$ (172,393)

The face value of futures purchased as a percentage of net assets is 1.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $349,983.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,010
Fidelity Securities Lending Cash Central Fund	38,846
Total	$ 49,856
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 36,026,215	$ 36,026,215	$ -	$ -
Consumer Staples	35,960,377	35,960,377	-	-
Energy	79,624,526	79,624,526	-	-
Financials	125,015,303	125,015,303	-	-
Health Care	56,104,967	56,104,967	-	-
Industrials	46,552,220	46,552,220	-	-
Information Technology	26,528,675	26,528,675	-	-
Materials	20,674,568	20,674,568	-	-
Telecommunication Services	15,166,305	15,166,305	-	-
Utilities	32,891,559	32,891,559	-	-
U.S. Government and Government Agency Obligations	349,983	-	349,983	-
Money Market Funds	11,635,589	11,635,589	-	-
Total Investments in Securities:	$ 486,530,287	$ 486,180,304	$ 349,983	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (172,393)	$ (172,393)	$ -	$ -
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $491,996,819. Net unrealized depreciation aggregated $5,466,532, of which $45,060,755 related to appreciated investment securities and $50,527,287 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Stock Selector Large Cap Value Fund

Class A
Class T
Class B
Class C
Institutional Class

October 31, 2012

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Stock Selector Large Cap Value Fund

1.859111.106

ALCV-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.5%
Delphi Automotive PLC	83,600	$ 2,628,384
Hotels, Restaurants & Leisure - 1.1%
Carnival Corp. unit	72,100	2,731,148
Penn National Gaming, Inc. (a)	57,649	2,330,749
		5,061,897
Household Durables - 0.4%
Jarden Corp.	38,195	1,902,111
Media - 2.8%
Comcast Corp. Class A	145,775	5,468,020
News Corp. Class A	186,200	4,453,904
Omnicom Group, Inc.	42,500	2,036,175
Viacom, Inc. Class B (non-vtg.)	30,400	1,558,608
		13,516,707
Multiline Retail - 1.5%
Macy's, Inc.	57,650	2,194,736
Target Corp.	79,734	5,083,043
		7,277,779
Specialty Retail - 1.2%
Best Buy Co., Inc.	71,100	1,081,431
Lowe's Companies, Inc.	140,763	4,557,906
		5,639,337
TOTAL CONSUMER DISCRETIONARY		36,026,215
CONSUMER STAPLES - 7.5%
Beverages - 1.3%
Dr Pepper Snapple Group, Inc.	66,900	2,866,665
Molson Coors Brewing Co. Class B	79,500	3,429,630
		6,296,295
Food & Staples Retailing - 0.9%
Walgreen Co.	123,640	4,355,837
Food Products - 2.7%
Archer Daniels Midland Co.	43,000	1,154,120
ConAgra Foods, Inc.	108,910	3,032,054
Mondelez International, Inc. (a)	202,190	5,366,123
The J.M. Smucker Co.	40,020	3,427,313
		12,979,610
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.1%
Procter & Gamble Co.	99,580	$ 6,894,919
Reckitt Benckiser Group PLC	52,600	3,183,122
		10,078,041
Tobacco - 0.5%
Lorillard, Inc.	19,400	2,250,594
TOTAL CONSUMER STAPLES		35,960,377
ENERGY - 16.5%
Energy Equipment & Services - 1.4%
Cameron International Corp. (a)	73,900	3,742,296
National Oilwell Varco, Inc.	39,600	2,918,520
		6,660,816
Oil, Gas & Consumable Fuels - 15.1%
Anadarko Petroleum Corp.	91,020	6,263,086
Apache Corp.	27,092	2,241,863
BP PLC sponsored ADR	121,900	5,228,291
Canadian Natural Resources Ltd.	155,700	4,692,436
Exxon Mobil Corp.	123,300	11,241,261
Marathon Petroleum Corp.	75,400	4,141,722
Noble Energy, Inc.	39,580	3,760,496
Occidental Petroleum Corp.	128,078	10,113,039
Phillips 66	38,700	1,825,092
Royal Dutch Shell PLC Class A sponsored ADR	130,557	8,940,543
Suncor Energy, Inc.	241,100	8,091,787
The Williams Companies, Inc.	183,598	6,424,094
		72,963,710
TOTAL ENERGY		79,624,526
FINANCIALS - 25.8%
Capital Markets - 3.9%
Bank of New York Mellon Corp.	219,500	5,423,845
Invesco Ltd.	174,900	4,253,568
Morgan Stanley	162,100	2,817,298
State Street Corp.	112,900	5,031,953
SWS Group, Inc. (a)	206,900	1,177,261
		18,703,925
Commercial Banks - 8.1%
CIT Group, Inc. (a)	101,200	3,766,664
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Citizen Bancshares, Inc.	3,100	$ 523,125
Itau Unibanco Holdings SA sponsored ADR	208,700	3,042,846
PNC Financial Services Group, Inc.	97,200	5,656,068
Popular, Inc. (a)	235,480	4,551,828
U.S. Bancorp	207,300	6,884,433
Wells Fargo & Co.	439,200	14,796,648
		39,221,612
Consumer Finance - 1.0%
SLM Corp.	279,100	4,906,578
Insurance - 8.0%
ACE Ltd.	68,000	5,348,200
AFLAC, Inc.	86,950	4,328,371
Berkshire Hathaway, Inc. Class B (a)	158,757	13,708,667
MetLife, Inc.	123,700	4,390,113
National Western Life Insurance Co. Class A	17,250	2,421,383
Old Republic International Corp.	362,500	3,581,500
StanCorp Financial Group, Inc.	58,100	1,995,735
Torchmark Corp.	61,550	3,113,815
		38,887,784
Real Estate Investment Trusts - 1.7%
American Tower Corp.	46,200	3,478,398
Boston Properties, Inc.	23,800	2,529,940
Equity Lifestyle Properties, Inc.	7,500	504,975
Public Storage	11,000	1,524,930
		8,038,243
Real Estate Management & Development - 2.4%
Consolidated-Tomoka Land Co.	40,000	1,312,800
Kennedy-Wilson Holdings, Inc.	738,800	10,490,960
		11,803,760
Thrifts & Mortgage Finance - 0.7%
People's United Financial, Inc.	266,700	3,208,401
TOTAL FINANCIALS		124,770,303
HEALTH CARE - 11.6%
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	5,300	331,939
Covidien PLC	20,000	1,099,000
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	27,700	$ 1,151,766
Teleflex, Inc.	6,200	421,290
Zimmer Holdings, Inc.	31,300	2,009,773
		5,013,768
Health Care Providers & Services - 2.1%
Aetna, Inc.	27,800	1,214,860
Cardinal Health, Inc.	11,700	481,221
Humana, Inc.	4,800	356,496
UnitedHealth Group, Inc.	96,800	5,420,800
WellPoint, Inc.	43,901	2,690,253
		10,163,630
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	21,200	273,904
Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc.	53,642	3,275,381
Pharmaceuticals - 7.7%
Eli Lilly & Co.	18,400	894,792
Jazz Pharmaceuticals PLC (a)	3,600	193,428
Johnson & Johnson	154,800	10,962,936
Merck & Co., Inc.	238,800	10,896,444
Pfizer, Inc.	562,000	13,976,940
The Medicines Company (a)	20,700	453,744
		37,378,284
TOTAL HEALTH CARE		56,104,967
INDUSTRIALS - 9.6%
Aerospace & Defense - 1.5%
General Dynamics Corp.	69,800	4,751,984
United Technologies Corp.	29,300	2,290,088
		7,042,072
Air Freight & Logistics - 0.4%
FedEx Corp.	21,000	1,931,790
Commercial Services & Supplies - 1.0%
Corrections Corp. of America	53,700	1,807,005
The Geo Group, Inc.	112,200	3,110,184
		4,917,189
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.4%
AECOM Technology Corp. (a)	204,800	$ 4,397,056
Foster Wheeler AG (a)	111,800	2,489,786
		6,886,842
Industrial Conglomerates - 3.5%
General Electric Co.	804,200	16,936,448
Machinery - 0.7%
Oshkosh Truck Corp. (a)	66,915	2,006,112
Stanley Black & Decker, Inc.	19,317	1,338,668
		3,344,780
Professional Services - 0.7%
Towers Watson & Co.	61,500	3,303,165
Road & Rail - 0.4%
Union Pacific Corp.	17,800	2,189,934
TOTAL INDUSTRIALS		46,552,220
INFORMATION TECHNOLOGY - 5.5%
Communications Equipment - 1.6%
Brocade Communications Systems, Inc. (a)	200,500	1,062,650
Cisco Systems, Inc.	397,100	6,806,294
		7,868,944
Computers & Peripherals - 0.7%
Hewlett-Packard Co.	259,027	3,587,524
Electronic Equipment & Components - 0.9%
Corning, Inc.	204,798	2,406,377
Jabil Circuit, Inc.	108,548	1,882,222
		4,288,599
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom Corp. Class A	69,100	2,179,069
Freescale Semiconductor Holdings I Ltd. (a)	166,959	1,492,613
Intersil Corp. Class A	241,238	1,700,728
Marvell Technology Group Ltd.	208,564	1,645,570
ON Semiconductor Corp. (a)	255,300	1,570,095
		8,588,075
Software - 0.5%
Symantec Corp. (a)	120,700	2,195,533
TOTAL INFORMATION TECHNOLOGY		26,528,675
Common Stocks - continued
	Shares	Value
MATERIALS - 4.3%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	40,850	$ 3,167,101
Ashland, Inc.	61,600	4,382,840
Eastman Chemical Co.	41,000	2,428,840
LyondellBasell Industries NV Class A	90,220	4,816,846
		14,795,627
Containers & Packaging - 0.7%
Rock-Tenn Co. Class A	47,070	3,445,053
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	62,600	2,433,888
TOTAL MATERIALS		20,674,568
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	236,100	8,166,699
CenturyLink, Inc.	78,114	2,998,015
Frontier Communications Corp. (d)	308,300	1,455,176
		12,619,890
Wireless Telecommunication Services - 0.5%
NII Holdings, Inc. (a)(d)	319,500	2,546,415
TOTAL TELECOMMUNICATION SERVICES		15,166,305
UTILITIES - 6.8%
Electric Utilities - 3.8%
Edison International	44,200	2,074,748
FirstEnergy Corp.	36,600	1,673,352
ITC Holdings Corp.	43,500	3,463,470
NextEra Energy, Inc.	49,910	3,496,695
Northeast Utilities	125,000	4,912,500
OGE Energy Corp.	53,040	3,054,043
		18,674,808
Gas Utilities - 0.2%
ONEOK, Inc.	17,500	827,750
Independent Power Producers & Energy Traders - 0.6%
Calpine Corp. (a)	54,830	965,008
The AES Corp.	174,490	1,823,421
		2,788,429
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 2.2%
CenterPoint Energy, Inc.	79,800	$ 1,729,266
PG&E Corp.	93,400	3,971,368
Sempra Energy	70,250	4,899,938
		10,600,572
TOTAL UTILITIES		32,891,559
TOTAL COMMON STOCKS (Cost $473,452,703)		474,299,715
Nonconvertible Preferred Stocks - 0.0%

FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Eagle Hospitality Properties Trust, Inc. 8.25% (a) (Cost $147,245)	49,000	245,000
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% 11/23/12 (e) (Cost $349,977)	$ 350,000	349,983
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	10,700,549	10,700,549
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	935,040	935,040
TOTAL MONEY MARKET FUNDS (Cost $11,635,589)		11,635,589
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $485,585,514)		486,530,287
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(3,352,359)
NET ASSETS - 100%		$ 483,177,928
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
126 NYFE Russell 1000 Value Index Contracts	Dec. 2012	$ 8,822,520	$ (172,393)

The face value of futures purchased as a percentage of net assets is 1.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $349,983.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,010
Fidelity Securities Lending Cash Central Fund	38,846
Total	$ 49,856
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 36,026,215	$ 36,026,215	$ -	$ -
Consumer Staples	35,960,377	35,960,377	-	-
Energy	79,624,526	79,624,526	-	-
Financials	125,015,303	125,015,303	-	-
Health Care	56,104,967	56,104,967	-	-
Industrials	46,552,220	46,552,220	-	-
Information Technology	26,528,675	26,528,675	-	-
Materials	20,674,568	20,674,568	-	-
Telecommunication Services	15,166,305	15,166,305	-	-
Utilities	32,891,559	32,891,559	-	-
U.S. Government and Government Agency Obligations	349,983	-	349,983	-
Money Market Funds	11,635,589	11,635,589	-	-
Total Investments in Securities:	$ 486,530,287	$ 486,180,304	$ 349,983	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (172,393)	$ (172,393)	$ -	$ -
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $491,996,819. Net unrealized depreciation aggregated $5,466,532, of which $45,060,755 related to appreciated investment securities and $50,527,287 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Telecom and
Utilities Fund

October 31, 2012

1.809082.109

UIF-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.5%
Media - 4.5%
Comcast Corp. Class A	627,600	$ 23,541
DISH Network Corp. Class A	276,100	9,837
Time Warner Cable, Inc.	108,000	10,704
		44,082
ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Cheniere Energy, Inc. (a)	382,800	6,159
Energen Corp.	233,200	10,879
		17,038
FINANCIALS - 4.1%
Real Estate Investment Trusts - 4.1%
American Tower Corp.	536,800	40,416
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.5%
Equinix, Inc. (a)	26,400	4,763
TELECOMMUNICATION SERVICES - 26.5%
Diversified Telecommunication Services - 21.1%
AT&T, Inc.	987,800	34,168
CenturyLink, Inc.	1,036,742	39,790
Level 3 Communications, Inc. (a)	246,600	5,055
Verizon Communications, Inc.	2,889,000	128,967
		207,980
Wireless Telecommunication Services - 5.4%
China Mobile Ltd. sponsored ADR	335,456	18,581
MetroPCS Communications, Inc. (a)	62,600	639
SBA Communications Corp. Class A (a)	23,200	1,546
Sprint Nextel Corp. (a)	4,726,200	26,183
VimpelCom Ltd. sponsored ADR	601,513	6,629
		53,578
TOTAL TELECOMMUNICATION SERVICES		261,558
UTILITIES - 61.9%
Electric Utilities - 36.4%
American Electric Power Co., Inc.	1,080,500	48,017
Duke Energy Corp.	1,299,580	85,369
Edison International	1,292,871	60,687
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Exelon Corp.	147,800	$ 5,288
FirstEnergy Corp.	1,500,600	68,607
Great Plains Energy, Inc.	140,210	3,146
ITC Holdings Corp.	71,500	5,693
NextEra Energy, Inc.	843,600	59,103
NV Energy, Inc.	470,185	8,938
OGE Energy Corp.	161,639	9,307
Pepco Holdings, Inc.	120,400	2,392
UIL Holdings Corp.	55,984	2,025
		358,572
Gas Utilities - 3.8%
National Fuel Gas Co.	233,485	12,305
ONEOK, Inc.	538,434	25,468
		37,773
Independent Power Producers & Energy Traders - 7.4%
Calpine Corp. (a)	1,518,520	26,726
GenOn Energy, Inc. (a)	1,106,100	2,843
NRG Energy, Inc.	434,400	9,366
The AES Corp.	3,248,700	33,949
		72,884
Multi-Utilities - 13.1%
CenterPoint Energy, Inc.	1,099,400	23,824
CMS Energy Corp.	265,000	6,445
NiSource, Inc.	683,600	17,411
PG&E Corp.	716,308	30,457
Sempra Energy	736,419	51,365
		129,502
Water Utilities - 1.2%
American Water Works Co., Inc.	306,600	11,264
TOTAL UTILITIES		609,995
TOTAL COMMON STOCKS (Cost $873,942)		977,852
Money Market Funds - 0.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b) (Cost $4,529)	4,528,571	$ 4,529
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $878,471)		982,381
NET OTHER ASSETS (LIABILITIES) - 0.3%		3,415
NET ASSETS - 100%		$ 985,796
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 30
Fidelity Securities Lending Cash Central Fund	62
Total	$ 92
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $881,947,000. Net unrealized appreciation aggregated $100,434,000, of which $113,454,000 related to appreciated investment securities and $13,020,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 28, 2012